UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	January 1, 2015 – June 30, 2015

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|15

Semiannual report

Putnam VT Global Asset Allocation Fund

Putnam Investments

Message from the Trustees

Dear Shareholder:

Looking back on the first half of 2015, we can highlight some transitions in the financial markets. The U.S. economy has rallied from a brief dip during the first quarter, and bond yields have risen on a sustained basis in recent months. Firmer data on employment growth, wage gains, and consumer prices underscore this progress.

The Federal Reserve is monitoring these and other indicators as it considers raising interest rates, an action it has not taken since 2006. Higher interest rates can pose a risk to fixed-income investments, while also having a less direct impact on stocks by adding to business financing costs, among other effects.

Through mid-2015, U.S. stock market averages have continued near record-high levels. Although gains have been modest this year, the U.S. market has been more placid than China’s market, in which a dizzying advance gave way to a sharp pullback in June, and European markets that were caught up in Greece’s debt crisis. Global market conditions, we believe, call for a well-crafted and flexible strategy.

With the possibility that markets could move in different directions from here, it might be a prudent time to consult your financial advisor and determine whether any adjustments or additions to your portfolio are warranted.

In the following pages, your portfolio manager provides a perspective for your consideration. Putnam’s disciplined fundamental research promotes a culture of thinking proactively about risks. We share with Putnam’s managers a deep conviction that an active, research-driven approach can play a valuable role in your portfolio.

As always, thank you for investing with Putnam. We would also like to extend our thanks to Charles Curtis, who has retired from the Board of Trustees, for his many years of dedicated service.

Performance summary (as of 6/30/15)

Investment objective
Long-term return consistent with preservation of capital

Net asset value June 30, 2015

Class IA: $17.44	Class IB: $17.61

Total return at net asset value

				Barclays
			Russell	U.S.	Putnam
	Class IA	Class IB	3000	Aggregate	Balanced
(as of 6/30/15)	shares*	shares†	Index	Bond Index	Benchmark

6 months	2.65%	2.50%	1.94%	–0.10%	1.71%

1 year	6.02	5.78	7.29	1.86	3.90

5 years	80.01	77.73	124.30	17.90	71.73
Annualized	12.48	12.19	17.54	3.35	11.42

10 years	96.15	91.86	118.94	54.38	94.42
Annualized	6.97	6.73	8.15	4.44	6.87

Life	704.90	669.42	1437.73	468.10	—
Annualized	7.91	7.73	10.48	6.56	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

The Putnam Balanced Benchmark is an unmanaged index administered by Putnam Investment Management, LLC, 50% of which is the Russell 3000 Index, 35% of which is the Barclays U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND) and 5% of which is the JPMorgan Developed High Yield Index.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Putnam VT Global Asset Allocation Fund 1

Report from your fund’s manager

How would you describe the global investment environment for the six-month reporting period ended June 30, 2015?

It was a fairly volatile period for most of the asset classes in which the portfolio invests. Equities overall moved up slightly during the six months, while the prices of rate-sensitive fixed-income securities trended mostly lower. U.S. markets continued to be on “Fed watch,” seeming to hang on every bit of news coming out of the U.S. central bank, while also wrestling with uncertainties about the pace of growth in the domestic economy. The net result during this period was a U.S. equity market that essentially moved sideways. Interest rates did move meaningfully higher over the course of the period, leading to a selloff in rate-sensitive bonds. Developed markets overseas showed solid results for most of the period, but fell prey near period-end to worries about the ongoing sovereign debt crisis in Greece. In the meantime, emerging-market equities posted modest gains.

For the semiannual period ended June 30, 2015, the broad U.S. equity market, as measured by the S&P 500 Index, returned 1.23%. Developed-world equities represented by the MSCI EAFE Index [ND] gained 5.52% for the period, while emerging-market equities rose 2.95%, as gauged by the MSCI Emerging Markets Index. Fixed-income assets produced losses for the period. U.S. bonds returned –0.10%, as recorded by the Barclays U.S. Aggregate Bond Index, while international bonds returned –5.83%, as measured by the Citigroup Non-U.S. World Government Bond Index.

How did Putnam VT Global Asset Allocation Fund perform during the reporting period?

For the six months ended June 30, 2015, the portfolio’s class IA shares returned 2.65%, compared with 1.71% for its custom, blended benchmark. We seek to outperform our benchmark by way of two management approaches: 1.) active decisions about how to weight the portfolio’s allocations to its multiple asset classes relative to the benchmark; and 2.) active implementation and security-selection decisions within each asset class. During the six-month reporting period, asset allocations in the portfolio have been kept close to benchmark weightings. In terms of relative performance, this asset allocation positioning meant that our dynamic allocation results versus the benchmark were essentially flat.

Where the portfolio did achieve its relative gain over the benchmark return was via active execution and stock-selection decisions. We typically develop stock-selection decisions using quantitative models that are then validated by informed judgement. The biggest driver of the portfolio’s outperformance was through stock selection within U.S. large-cap equities. Security selection among small-cap equities also was beneficial. Active currency hedging strategies helped as well, as the portfolio was positioned early in the period to benefit from a strong U.S. dollar.

On the negative side, security selection in the portfolio’s core international equities allocation worked against us during the period and cost the portfolio a small amount of relative performance, though not nearly enough to offset strong execution elsewhere.

How did the portfolio use derivatives during the period?

We used futures and forward currency contracts to attempt to manage exposure to various market risks. It is our view that the prudent use of such derivative instruments, together with strong management controls, can help to more efficiently manage portfolio risks. While our use of derivatives was beneficial for risk management, our use of derivatives did have a slightly negative effect on the portfolio’s return.

What is your outlook for the investment environment through the remainder of 2015?

The timing of the Fed’s inevitable move to raise short-term interest rates continues to be “the elephant in the room.” Late in the period, the Fed offered greater visibility as to when the first rate increase could occur, suggesting it might begin to hike interest rates during the second half of 2015. Whenever the inevitable hike occurs, it is our belief that the Fed will proceed at a measured pace. And if history is any guide, it is also fair to note that rate hikes — especially at the short end of the yield curve —do not necessarily have a profound negative impact on equities in the immediate term.

In fixed income, although the Fed may soon begin to raise short-term interest rates, we believe that longer-term U.S. Treasury rates will tend to be range-bound for the near term. We base that view on the observation that there is still a considerable amount of demand for rate-sensitive fixed-income securities, which we believe can help keep a lid on longer-term rates. That demand is coming from various sources, including older, more risk-averse investors, overfunded pension plans looking to reduce risk, and foreign investors seeking to take advantage of the comparatively higher yields on U.S. debt securities.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Our allocation of assets among permitted asset categories may hurt performance. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for

2 Putnam VT Global Asset Allocation Fund

below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, factors related to a specific issuer or industry and, with respect to bond prices, changing market perceptions of the risk of default and changes in government intervention. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager James A. Fetch is a Co-Head of Global Asset Allocation at Putnam. He has been in the investment industry since he joined Putnam in 1994.

In addition to James, your fund’s managers are Robert J. Kea, CFA; Robert J. Schoen; and Jason R. Vaillancourt, CFA.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Global Asset Allocation Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expense per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2015, to June 30, 2015. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expense per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios
	Class IA	Class IB

Total annual operating expenses for the
fiscal year ended 12/31/14*	0.84%	1.09%

Annualized expense ratio for the six-month
period ended 6/30/15	0.87%	1.12%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

*Restated to reflect current fees.

Expense per $1,000

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/15		for the 6 months ended 6/30/15

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*†	$4.37	$5.62	$4.36	$5.61

Ending value
(after expenses)	$1,026.50	$1,025.00	$1,020.48	$1,019.24

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended June 30, 2015. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Global Asset Allocation Fund

The fund’s portfolio 6/30/15 (Unaudited)

COMMON STOCKS (58.2%)*	Shares	Value

Basic materials (2.7%)
Aceto Corp.	503	$12,389

Akzo Nobel NV (Netherlands)	449	32,672

Amcor, Ltd. (Australia)	8,027	84,971

Andersons, Inc. (The)	476	18,564

Antofagasta PLC (United Kingdom)	3,194	34,603

ArcelorMittal SA (France)	4,255	41,427

Assa Abloy AB Class B (Sweden)	1,482	27,906

BASF SE (Germany)	928	81,546

BHP Billiton PLC (Australia)	2,149	42,174

BHP Billiton, Ltd. (Australia)	3,960	82,647

Boise Cascade Co. †	504	18,487

Cabot Corp.	337	12,567

Cambrex Corp. †	1,208	53,080

Chicago Bridge & Iron Co. NV S	688	34,428

Compagnie De Saint-Gobain (France)	741	33,267

Continental Building Products, Inc. †	1,888	40,007

CRH PLC (Ireland)	348	9,823

Domtar Corp. (Canada)	485	20,079

EMS-Chemie Holding AG (Switzerland)	127	53,655

Glencore PLC (United Kingdom)	12,668	50,816

Horsehead Holding Corp. † S	2,847	33,367

Innophos Holdings, Inc.	425	22,372

Innospec, Inc.	583	26,258

IRB Infrastructure Developers, Ltd. (India)	3,703	13,575

Kaiser Aluminum Corp.	603	50,097

Koninklijke Boskalis Westminster NV (Netherlands)	1,120	54,815

Koppers Holdings, Inc.	1,614	39,898

Kraton Performance Polymers, Inc. †	533	12,728

L.B. Foster Co. Class A	293	10,141

LSB Industries, Inc. †	1,377	56,237

LyondellBasell Industries NV Class A	12,300	1,273,296

Minerals Technologies, Inc.	225	15,329

Monsanto Co.	120	12,791

Mota-Engil Africa NV (Angola) †	495	3,725

Mota-Engil SGPS SA (Portugal) S	6,309	16,051

Nitto Denko Corp. (Japan)	1,400	115,079

NN, Inc.	1,463	37,336

Orion Engineered Carbons SA (Luxembourg)	1,245	22,983

PolyOne Corp.	460	18,018

Rio Tinto PLC (United Kingdom)	1,119	45,960

SBA Communications Corp. Class A †	4,300	494,371

Sherwin-Williams Co. (The)	2,900	797,558

Smurfit Kappa Group PLC (Ireland)	690	19,008

South32, Ltd. (Australia) †	2,649	3,658

South32, Ltd. (Australia) †	2,354	3,181

Sumitomo Metal Mining Co., Ltd. (Japan)	4,000	60,906

Symrise AG (Germany)	548	34,011

Syngenta AG (Switzerland)	246	99,984

ThyssenKrupp AG (Germany)	4,046	105,257

UPM-Kymmene OYJ (Finland)	3,944	69,780

US Concrete, Inc. †	633	23,984

Wendel SA (France)	508	62,269

		4,439,131

COMMON STOCKS (58.2%)* cont.	Shares	Value

Capital goods (4.2%)
ABB, Ltd. (Switzerland)	3,676	$76,984

Airbus Group SE (France)	1,001	64,949

Allison Transmission Holdings, Inc.	13,200	386,232

Altra Industrial Motion Corp.	850	23,103

American Axle & Manufacturing Holdings, Inc. †	540	11,291

AZZ, Inc.	339	17,560

BAE Systems PLC (United Kingdom)	13,271	94,085

Bombardier, Inc. Class B (Canada)	8,646	15,575

Canon, Inc. (Japan)	3,800	123,655

Chase Corp.	266	10,574

Cooper-Standard Holding, Inc. †	489	30,059

Crown Holdings, Inc. †	11,200	592,592

Cubic Corp.	805	38,302

Douglas Dynamics, Inc.	430	9,236

General Dynamics Corp.	7,700	1,091,013

Huntington Ingalls Industries, Inc.	2,400	270,216

Hyster-Yale Materials Holdings, Inc.	226	15,657

IDEX Corp.	2,800	220,024

Illinois Tool Works, Inc.	2,400	220,296

Ingersoll-Rand PLC	3,800	256,196

Jiangnan Group, Ltd. (China)	36,000	10,357

JTEKT Corp (Japan)	1,200	22,728

Kaba Holding AG Class B (Switzerland)	33	19,642

Kadant, Inc.	649	30,633

KBR, Inc.	12,400	241,552

Leggett & Platt, Inc.	4,400	214,192

MasTec, Inc. †	1,933	38,409

Matrix Service Co. †	1,445	26,415

Meritor, Inc. †	2,256	29,599

Miller Industries, Inc.	723	14,424

Mitsubishi Electric Corp. (Japan)	9,000	116,338

MSA Safety, Inc.	292	14,165

Northrop Grumman Corp.	5,400	856,602

Orbital ATK, Inc.	126	9,243

OSRAM Licht AG (Germany)	951	45,542

Raytheon Co.	2,441	233,555

Rheinmetall AG (Germany)	436	22,109

Roper Technologies, Inc.	3,900	672,594

Safran SA (France)	1,807	122,463

Sandvik AB (Sweden)	8,356	92,381

Sound Global, Ltd. (China) † F	9,000	7,232

Spirit AeroSystems Holdings, Inc. Class A †	3,600	198,396

Standard Motor Products, Inc. S	1,038	36,455

Standex International Corp. S	337	26,936

Stoneridge, Inc. †	1,603	18,771

Tenneco, Inc. †	306	17,577

Tetra Tech, Inc.	1,715	43,973

THK Co., Ltd. (Japan)	2,400	51,889

Tower International, Inc. †	752	19,590

Trinity Industries, Inc.	1,107	29,258

Trinseo SA † S	2,010	53,948

Triumph Group, Inc.	485	32,005

Vinci SA (France)	431	24,928

Wabash National Corp. † S	2,983	37,407

		6,998,907

Putnam VT Global Asset Allocation Fund 5

COMMON STOCKS (58.2%)* cont.	Shares	Value

Communication services (1.8%)
BCE, Inc. (Canada)	267	$11,343

Bharti Infratel, Ltd. (India)	2,582	18,124

BT Group PLC (United Kingdom)	16,519	116,852

CalAmp Corp. †	1,647	30,074

Cellnex Telecom SAU 144A (Spain) †	666	11,267

CenturyLink, Inc.	19,000	558,220

Cincinnati Bell, Inc. †	7,492	28,619

Com Hem Holding AB (Sweden) S	4,479	41,522

Comtech Telecommunications Corp.	1,297	37,678

Deutsche Telekom AG (Germany)	5,204	89,636

EchoStar Corp. Class A †	936	45,564

Frontier Communications Corp.	4,667	23,102

IDT Corp. Class B	695	12,566

Inteliquent, Inc.	1,027	18,897

Iridium Communications, Inc. †	1,698	15,435

Juniper Networks, Inc.	23,100	599,907

KDDI Corp. (Japan)	2,000	48,274

Liberty Global PLC Ser. C (United Kingdom) †	355	17,974

magicJack VocalTec, Ltd. (Israel) †	2,470	18,352

NeuStar, Inc. Class A †	710	20,739

NTT DoCoMo, Inc. (Japan)	4,400	84,272

Numericable-SFR (France) †	461	24,436

Orange SA (France)	4,337	66,773

Quebecor, Inc. Class B (Canada)	775	19,372

ShoreTel, Inc. †	1,829	12,401

Spark New Zealand, Ltd. (New Zealand)	6,402	12,126

Spok Holdings, Inc.	848	14,280

Telecom Italia SpA RSP (Italy)	47,736	48,722

Telefonica SA (Spain)	4,070	57,852

Telenor ASA (Norway)	2,583	56,599

Telstra Corp., Ltd. (Australia)	20,336	96,338

Verizon Communications, Inc.	16,121	751,400

Vodafone Group PLC (United Kingdom)	21,268	76,810

		3,085,526
Conglomerates (0.1%)
Exor SpA (Italy)	1,012	48,311

Keisei Electric Railway Co., Ltd. (Japan)	1,000	11,897

Mitsubishi Corp. (Japan)	2,600	57,190

Siemens AG (Germany)	970	97,705

Tyco International PLC	352	13,545

Vivendi SA (France)	511	12,889

		241,537
Consumer cyclicals (7.9%)
Accor SA (France)	254	12,819

Adecco SA (Switzerland)	1,201	97,498

Adidas AG (Germany)	480	36,737

Ascena Retail Group, Inc. †	1,926	32,078

Atresmedia Corporacion de Medios de Comunicacion
SA (Spain)	1,529	23,694

Babcock International Group PLC (United Kingdom)	3,233	54,862

Bayerische Motoren Werke (BMW) AG (Germany)	660	72,241

Big Lots, Inc.	751	33,787

Bridgestone Corp. (Japan)	800	29,595

Brunswick Corp.	563	28,634

Bunzl PLC (United Kingdom)	2,443	66,714

Caleres, Inc.	1,048	33,305

Carmike Cinemas, Inc. †	1,055	28,000

Carter’s, Inc.	3,700	393,310

COMMON STOCKS (58.2%)* cont.	Shares	Value

Consumer cyclicals cont.
CEB, Inc.	209	$18,196

Children’s Place, Inc. (The)	374	24,463

Compagnie Financiere Richemont SA (Switzerland)	524	42,623

Compass Group PLC (United Kingdom)	9,025	149,321

Conn’s, Inc. † S	761	30,212

Continental AG (Germany)	654	154,754

Cooper Tire & Rubber Co.	1,022	34,574

Ctrip.com International, Ltd. ADR (China) †	200	14,524

Daimler AG (Registered Shares) (Germany)	244	22,208

Dalata Hotel Group PLC (Ireland) †	3,291	13,208

Dana Holding Corp.	1,167	24,017

Deckers Outdoor Corp. †	381	27,421

Deluxe Corp.	1,018	63,116

Denso Corp. (Japan)	1,000	49,810

Dillards, Inc. Class A	353	37,132

Discovery Communications, Inc. Class A † S	33,900	1,127,514

Elis SA (France) †	540	10,608

Ennis, Inc.	878	16,322

Eros International PLC †	631	15,851

Ethan Allen Interiors, Inc. S	1,491	39,273

Experian PLC (United Kingdom)	3,036	55,288

Express, Inc. †	1,583	28,668

Fiat Chrysler Automobiles NV (United Kingdom) †	1,272	18,634

Five Below, Inc. †	381	15,061

Fuji Heavy Industries, Ltd. (Japan)	3,500	128,921

G&K Services, Inc. Class A	402	27,794

G-III Apparel Group, Ltd. †	338	23,778

Geberit International AG (Switzerland)	202	67,344

Global Cash Access Holdings, Inc. †	1,943	15,039

Global Mediacom Tbk PT (Indonesia)	107,600	9,442

Harley-Davidson, Inc.	6,300	355,005

Hilton Worldwide Holdings, Inc. †	20,600	567,530

Home Depot, Inc. (The)	14,200	1,578,046

Iconix Brand Group, Inc. † S	1,001	24,995

Inditex SA (Spain)	1,992	64,747

Isetan Mitsukoshi Holdings, Ltd. (Japan)	3,600	64,361

ITV PLC (United Kingdom)	30,115	124,589

KAR Auction Services, Inc.	5,251	196,387

Kimberly-Clark Corp.	6,800	720,596

Landauer, Inc. S	782	27,870

Lear Corp.	2,700	303,102

Liberty Interactive Corp. Class A †	9,300	258,075

Liberty Media Corp. Class A †	4,100	147,764

LifeLock, Inc. †	918	15,055

Lions Gate Entertainment Corp.	1,602	59,354

Live Nation Entertainment, Inc. †	1,121	30,816

LIXIL Group Corp. (Japan)	1,000	19,855

Lowe’s Cos., Inc.	13,700	917,489

Luxottica Group SpA (Italy)	489	32,519

Macy’s, Inc.	6,700	452,049

Marcus Corp.	1,404	26,929

Marks & Spencer Group PLC (United Kingdom)	8,202	69,076

Marriott International, Inc./MD Class A	1,500	111,585

Marriott Vacations Worldwide Corp.	363	33,305

Mediaset SpA (Italy)	3,052	14,672

Melco Crown Entertainment, Ltd. ADR
(Hong Kong) S	500	9,815

6 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (58.2%)* cont.	Shares	Value

Consumer cyclicals cont.
Men’s Wearhouse, Inc. (The)	718	$46,002

MGM China Holdings, Ltd. (Hong Kong)	20,800	34,025

Moncler SpA (Italy)	1,449	26,848

National CineMedia, Inc.	1,893	30,212

NIKE, Inc. Class B	7,400	799,348

Nintendo Co., Ltd. (Japan)	300	50,178

Nippon Television Holdings, Inc. (Japan)	700	12,383

Nissan Motor Co., Ltd. (Japan)	3,000	31,254

Oriental Land Co., Ltd. (Japan)	800	51,085

Oxford Industries, Inc.	501	43,812

Panasonic Corp. (Japan)	10,900	149,760

Peugeot SA (France) †	3,576	73,535

PGT, Inc. †	3,184	46,200

Pitney Bowes, Inc.	912	18,979

ProSiebenSat.1 Media AG (Germany)	242	11,952

Publicis Groupe SA (France)	856	63,290

RE/MAX Holdings, Inc. Class A	961	34,125

Remy International, Inc.	600	13,266

Scripps Networks Interactive Class A	2,700	176,499

SeaWorld Entertainment, Inc.	1,554	28,656

Securitas AB Class B (Sweden)	5,562	73,535

Sequential Brands Group, Inc. †	1,470	22,476

Shimano, Inc. (Japan)	400	54,582

Sirius XM Holdings, Inc. †	97,800	364,794

Smith & Wesson Holding Corp. †	2,192	36,365

Sohgo Security Services Co., Ltd. (Japan)	500	19,733

Sotheby’s Class A	537	24,294

Sports Direct International PLC (United Kingdom) †	2,209	24,938

Steven Madden, Ltd. †	373	15,957

Swatch Group AG (The) (Switzerland)	92	35,828

Tata Motors, Ltd. (India)	3,553	24,223

Thomas Cook Group PLC (United Kingdom) †	8,109	17,430

TiVo, Inc. †	1,779	18,039

Toyo Tire & Rubber Co., Ltd. (Japan)	800	16,917

Toyota Industries Corp. (Japan)	400	22,813

Toyota Motor Corp. (Japan)	3,800	254,700

TubeMogul, Inc. †	584	8,345

Vail Resorts, Inc.	157	17,144

Valeo SA (France)	614	96,757

VF Corp.	1,500	104,610

Viacom, Inc. Class B	7,700	497,728

Vince Holding Corp. †	603	7,224

Vista Outdoor, Inc. †	251	11,270

Visteon Corp. †	339	35,588

Wolverine World Wide, Inc.	999	28,452

WPP PLC (United Kingdom)	2,522	56,508

Wyndham Worldwide Corp.	4,200	344,022

Yamaha Motor Co., Ltd. (Japan)	1,800	39,372

		13,489,029
Consumer staples (4.9%)
Altria Group, Inc.	3,000	146,730

Anheuser-Busch InBev NV (Belgium)	1,298	155,561

Associated British Foods PLC (United Kingdom)	953	42,990

Avon Products, Inc.	1,393	8,720

Barrett Business Services, Inc.	212	7,700

Barry Callebaut AG (Switzerland)	42	47,842

Beacon Roofing Supply, Inc. †	876	29,101

Bloomin’ Brands, Inc.	819	17,486

COMMON STOCKS (58.2%)* cont.	Shares	Value

Consumer staples cont.
Bright Horizons Family Solutions, Inc. †	284	$16,415

British American Tobacco PLC (United Kingdom)	1,542	82,741

Britvic PLC (United Kingdom)	1,358	15,310

Buffalo Wild Wings, Inc. †	95	14,886

Bunge, Ltd.	11,100	974,580

Cal-Maine Foods, Inc. S	686	35,809

Calbee, Inc. (Japan)	1,500	63,243

Capella Education Co.	774	41,541

Carrefour SA (France) †	2,050	65,638

Colgate-Palmolive Co.	3,000	196,230

Coty, Inc. Class A †	2,316	74,043

CVS Health Corp.	14,600	1,531,248

Delivery Hero Holding GmbH (acquired 6/12/15,
cost $15,404) (Private) (Germany) † ΔΔ F	2	13,734

Diageo PLC (United Kingdom)	1,914	55,366

Distribuidora Internacional de Alimentacion SA (Spain)	5,603	42,789

Dr. Pepper Snapple Group, Inc.	9,500	692,550

Farmer Bros Co. †	377	8,860

Grand Canyon Education, Inc. †	818	34,683

Henkel AG & Co. KGaA (Preference) (Germany)	462	51,815

Imperial Tobacco Group PLC (United Kingdom)	1,868	90,019

ITOCHU Corp. (Japan)	900	11,891

ITT Educational Services, Inc. † S	462	1,834

Japan Tobacco, Inc. (Japan)	1,600	57,007

John B. Sanfilippo & Son, Inc.	1,126	58,439

Kao Corp. (Japan)	2,200	102,338

Kerry Group PLC Class A (Ireland)	749	55,521

Kforce, Inc.	1,297	29,662

Koninklijke Ahold NV (Netherlands)	6,096	114,175

Korn/Ferry International	694	24,130

L’Oreal SA (France)	406	72,421

Liberty Ventures Ser. A †	6,000	235,620

ManpowerGroup, Inc.	1,200	107,256

Mondelez International, Inc. Class A	33,200	1,365,848

Monster Worldwide, Inc. † S	6,384	41,751

Nestle SA (Switzerland)	4,380	316,220

Nutraceutical International Corp. †	489	12,098

On Assignment, Inc. †	2,008	78,874

Papa John’s International, Inc. S	320	24,195

Philip Morris International, Inc.	5,582	447,509

Pinnacle Foods, Inc.	1,029	46,861

Reckitt Benckiser Group PLC (United Kingdom)	693	59,758

Recruit Holdings Co., Ltd. (Japan)	200	6,104

RetailMeNot, Inc. †	1,413	25,194

SABMiller PLC (United Kingdom)	936	48,592

Sally Beauty Holdings, Inc. †	928	29,306

Seven & i Holdings Co., Ltd. (Japan)	300	12,894

Shiseido Co., Ltd. (Japan)	900	20,429

Shutterfly, Inc. †	154	7,363

Sonic Corp. S	1,022	29,434

SpartanNash Co.	1,030	33,516

Swedish Match AB (Sweden)	2,273	64,654

TrueBlue, Inc. †	1,284	38,392

Unilever NV ADR (Netherlands)	1,555	64,758

Unilever PLC (United Kingdom)	1,154	49,501

USANA Health Sciences, Inc. †	154	21,046

WH Group, Ltd. 144A (Hong Kong) †	31,496	21,454

Putnam VT Global Asset Allocation Fund 7

COMMON STOCKS (58.2%)* cont.	Shares	Value

Consumer staples cont.
WM Morrison Supermarkets PLC (United Kingdom)	1,193	$3,389

Wolseley PLC (United Kingdom)	826	52,732

Woolworths, Ltd. (Australia)	848	17,639

		8,367,435
Energy (4.2%)
Amec Foster Wheeler PLC (United Kingdom)	3,952	50,763

BG Group PLC (United Kingdom)	4,504	74,980

BP PLC (United Kingdom)	22,661	149,599

Callon Petroleum Co. †	4,570	38,022

Canadian Solar, Inc. (Canada) †	1,258	35,979

Connacher Oil and Gas, Ltd. (Canada) †	501	828

CVR Energy, Inc.	1,800	67,752

Delek US Holdings, Inc.	749	27,578

Diamondback Energy, Inc. †	122	9,196

EnCana Corp. (Canada)	1,279	14,101

EP Energy Corp. Class A † S	1,666	21,208

Exxon Mobil Corp.	7,804	649,293

Ezion Holdings, Ltd. (Singapore)	30,280	23,044

Genel Energy PLC (United Kingdom) †	3,468	27,627

Green Plains, Inc.	1,021	28,129

Gulfport Energy Corp. †	444	17,871

Lone Pine Resources Canada, Ltd. (Canada) † F	2,494	100

Lone Pine Resources, Inc. Class A (Canada) † F	2,494	100

Marathon Petroleum Corp.	16,800	878,808

Northern Oil and Gas, Inc. † S	5,438	36,815

Occidental Petroleum Corp.	17,000	1,322,090

Oil States International, Inc. †	1,800	67,014

Pacific Ethanol, Inc. †	1,904	19,649

REX American Resources Corp. †	460	29,274

Royal Dutch Shell PLC Class A (United Kingdom)	3,678	103,243

Royal Dutch Shell PLC Class A (United Kingdom)	2,308	65,279

Royal Dutch Shell PLC Class B (United Kingdom)	3,351	95,143

Schlumberger, Ltd.	13,700	1,180,803

SM Energy Co.	426	19,647

Statoil ASA (Norway)	4,439	79,320

Stone Energy Corp. †	685	8,624

Suncor Energy, Inc. (Canada)	939	25,862

Superior Energy Services, Inc.	15,200	319,808

TerraForm Power, Inc. Class A †	507	19,256

Total SA (France)	2,913	141,496

Triangle Petroleum Corp. † S	3,160	15,863

Unit Corp. †	336	9,112

Valero Energy Corp.	20,500	1,283,300

Vestas Wind Systems A/S (Denmark)	2,081	103,865

Whiting Petroleum Corp. †	650	21,840

Woodside Petroleum, Ltd. (Australia)	1,589	41,966

		7,124,247
Financials (10.8%)
Access National Corp.	571	11,100

ACE, Ltd.	155	15,760

Admiral Group PLC (United Kingdom)	1,054	22,970

AG Mortgage Investment Trust, Inc. R	345	5,962

Ageas (Belgium)	2,103	81,015

Agree Realty Corp. R	576	16,802

AIA Group, Ltd. (Hong Kong)	31,600	206,888

Allianz SE (Germany)	786	122,415

Allied World Assurance Co. Holdings AG	653	28,223

American Capital Agency Corp. R	11,700	214,929

COMMON STOCKS (58.2%)* cont.	Shares	Value

Financials cont.
American Equity Investment Life Holding Co.	1,350	$36,423

American International Group, Inc.	800	49,456

Amtrust Financial Services, Inc. S	773	50,639

Aon PLC	700	69,776

Apollo Commercial Real Estate Finance, Inc. R	872	14,327

Apollo Residential Mortgage, Inc. R	1,457	21,403

Arbor Realty Trust, Inc. R	3,406	23,025

Arlington Asset Investment Corp. Class A	397	7,765

ARMOUR Residential REIT, Inc. R	1,830	5,142

Ashford Hospitality Trust, Inc. R	2,149	18,181

Ashford, Inc. †	25	2,182

Aspen Insurance Holdings, Ltd.	1,300	62,270

Assicurazioni Generali SpA (Italy)	4,621	83,252

Australia & New Zealand Banking Group, Ltd.
(Australia)	2,197	54,582

AXA SA (France)	3,531	89,084

Axis Bank, Ltd. (India)	2,029	17,810

Axis Capital Holdings, Ltd.	2,600	138,762

Banco Bilbao Vizcaya Argentaria SA (Spain)	5,179	50,763

Banco de Sabadell SA (Spain)	5,140	12,406

Banco Latinoamericano de Exportaciones SA Class E
(Panama) S	1,288	41,448

Banco Santander SA (Spain)	9,700	67,739

Bank of America Corp.	101,000	1,719,020

Bank of Ireland (Ireland) †	110,392	44,552

Bank of New York Mellon Corp. (The)	4,400	184,668

Bank of Queensland, Ltd. (Australia)	2,681	26,415

Bank of Yokohama, Ltd. (The) (Japan)	11,000	67,464

Bankia SA (Spain) †	32,889	41,726

Barclays PLC (United Kingdom)	9,372	38,361

BNP Paribas SA (France)	1,040	62,784

BofI Holding, Inc. † S	402	42,495

Brixmor Property Group, Inc. R	7,500	173,475

Campus Crest Communities, Inc. R	2,704	14,980

Cardinal Financial Corp.	1,123	24,470

Cardtronics, Inc. †	741	27,454

CBL & Associates Properties, Inc. R	767	12,425

CBRE Group, Inc. Class A †	23,100	854,700

Challenger, Ltd. (Australia)	11,926	61,834

Chimera Investment Corp. R	2,600	35,646

Citizens & Northern Corp.	727	14,940

CNO Financial Group, Inc.	1,429	26,222

CNP Assurances (France)	5,750	96,028

Commonwealth Bank of Australia (Australia)	1,290	84,730

Credicorp, Ltd. (Peru)	144	20,004

Credit Acceptance Corp. †	62	15,263

Credit Agricole SA (France)	7,215	107,302

Credit Suisse Group AG (Switzerland)	1,772	48,709

Customers Bancorp, Inc. †	1,504	40,443

CYS Investments, Inc. R	1,093	8,449

DAMAC Properties Dubai Co. PJSC
(United Arab Emirates) †	14,352	12,035

DBS Group Holdings, Ltd. (Singapore)	5,100	78,345

Deutsche Bank AG (Germany)	1,669	50,145

Dewan Housing Finance Corp., Ltd. (India)	2,997	19,811

Dexus Property Group (Australia) R	10,171	57,286

DNB ASA (Norway)	1,197	19,969

Dubai Islamic Bank PJSC (United Arab Emirates)	7,155	13,325

8 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (58.2%)* cont.	Shares	Value

Financials cont.
East West Bancorp, Inc.	397	$17,794

Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey) R	18,596	19,150

Employers Holdings, Inc.	1,821	41,482

Encore Capital Group, Inc. † S	832	35,560

EPR Properties R	325	17,804

Equity Lifestyle Properties, Inc. R	1,000	52,580

Eurazeo SA (France)	539	35,664

Everest Re Group, Ltd.	200	36,402

Farmers Capital Bank Corp. †	519	14,755

FCB Financial Holdings, Inc. Class A †	1,107	35,203

Federal Agricultural Mortgage Corp. Class C	517	15,024

Federated National Holding Co.	1,747	42,277

Financial Institutions, Inc.	749	18,605

First Community Bancshares, Inc.	711	12,954

First Industrial Realty Trust R	690	12,924

First NBC Bank Holding Co. †	810	29,160

FirstMerit Corp.	881	18,351

Flushing Financial Corp.	731	15,358

Foxtons Group PLC (United Kingdom)	6,845	25,479

Gain Capital Holdings, Inc.	1,952	18,661

General Growth Properties R	23,300	597,878

Genworth Financial, Inc. Class A †	58,723	444,533

Goldman Sachs Group, Inc. (The)	5,500	1,148,345

Grupo Financiero Banorte SAB de CV (Mexico)	3,758	20,663

Hammerson PLC (United Kingdom) R	4,550	44,003

Hang Seng Bank, Ltd. (Hong Kong)	5,600	109,449

Hanmi Financial Corp.	1,479	36,738

HCI Group, Inc. S	772	34,130

Heartland Financial USA, Inc.	506	18,833

Heritage Financial Group, Inc.	735	22,182

Heritage Insurance Holdings, Inc. †	1,769	40,669

Hersha Hospitality Trust R	579	14,833

Hibernia REIT PLC (Ireland) R	43,789	61,511

Home Capital Group, Inc. (Canada)	229	7,935

HSBC Holdings PLC (United Kingdom)	17,616	157,799

ING Groep NV GDR (Netherlands)	3,786	62,510

Intact Financial Corp. (Canada)	209	14,523

Intesa Sanpaolo SpA (Italy)	18,716	67,855

Invesco Mortgage Capital, Inc. R	555	7,948

Investors Real Estate Trust R	1,558	11,124

Japan Hotel REIT Investment Corp (Japan) R	38	25,305

Jones Lang LaSalle, Inc.	2,000	342,000

Joyo Bank, Ltd. (The) (Japan)	10,000	56,053

JPMorgan Chase & Co.	28,843	1,954,402

KCG Holdings, Inc. Class A †	1,969	24,278

Kennedy-Wilson Holdings, Inc.	817	20,090

KKR & Co. LP	832	19,011

Legal & General Group PLC (United Kingdom)	20,085	78,549

Lexington Realty Trust R	3,015	25,567

Lloyds Banking Group PLC (United Kingdom)	139,436	186,751

LTC Properties, Inc. R	809	33,654

Maiden Holdings, Ltd. (Bermuda)	1,238	19,536

MainSource Financial Group, Inc.	1,112	24,408

Meta Financial Group, Inc.	411	17,640

Metro Bank PLC (acquired 01/15/14,
cost $19,115) (Private) (United Kingdom) † ∆∆ F	898	21,288

MFA Financial, Inc. R	14,135	104,458

COMMON STOCKS (58.2%)* cont.	Shares	Value

Financials cont.
Mitsubishi Estate Co., Ltd. (Japan)	1,000	$21,543

Mitsubishi UFJ Financial Group, Inc. (Japan)	14,100	101,362

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	14,200	77,738

Mitsui Fudosan Co., Ltd. (Japan)	1,000	28,002

Mizuho Financial Group, Inc. (Japan)	7,100	15,374

Morgan Stanley	16,300	632,277

Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen (Germany)	241	42,720

National Australia Bank, Ltd. (Australia)	2,268	58,288

National Health Investors, Inc. R	452	28,160

Natixis SA (France)	5,343	38,450

Nelnet, Inc. Class A	832	36,034

NorthStar Asset Management Group, Inc.	5,200	96,148

Oberoi Realty, Ltd. (India)	3,547	15,156

One Liberty Properties, Inc. R	754	16,045

Oppenheimer Holdings, Inc. Class A	747	19,631

Opus Bank	645	23,336

Outfront Media, Inc. R	1,310	33,064

Pacific Premier Bancorp, Inc. †	691	11,719

PacWest Bancorp	294	13,747

Peoples Bancorp, Inc.	692	16,151

Permanent TSB Group Holdings PLC (Ireland) †	9,810	51,315

PNC Financial Services Group, Inc.	2,300	219,995

Popular, Inc. (Puerto Rico) †	585	16,883

Post Properties, Inc. R	267	14,517

PRA Group, Inc. †	433	26,980

Prudential Financial, Inc.	11,300	988,976

Prudential PLC (United Kingdom)	6,402	154,156

Ramco-Gershenson Properties Trust R	873	14,247

Regus PLC (United Kingdom)	12,123	49,754

Reinsurance Group of America, Inc.	600	56,922

Republic Bancorp, Inc. Class A	452	11,616

Resona Holdings, Inc. (Japan)	21,500	117,439

SBI Holdings, Inc. (Japan)	4,900	67,503

Scentre Group (Australia) R	23,302	67,420

SCOR SE (France)	475	16,758

Select Income REIT R	565	11,662

Skandinaviska Enskilda Banken AB (Sweden)	6,854	87,640

St James’s Place PLC (United Kingdom)	1,422	20,243

State Street Corp.	15,400	1,185,800

Sumitomo Mitsui Financial Group, Inc. (Japan)	1,000	44,605

Sumitomo Realty & Development Co., Ltd. (Japan)	1,000	35,082

Sumitomo Warehouse Co., Ltd. (The) (Japan)	5,000	27,945

Summit Hotel Properties, Inc. R	1,943	25,278

Swedbank AB Class A (Sweden)	2,745	64,007

Swiss Life Holding AG (Switzerland)	249	57,020

Symetra Financial Corp.	1,225	29,608

Talmer Bancorp, Inc. Class A	1,192	19,966

Taubman Centers, Inc. R	700	48,650

Tokyo Tatemono Co., Ltd. (Japan)	5,500	76,398

Two Harbors Investment Corp. R	25,900	252,266

UBS Group AG (Switzerland)	5,873	124,565

UniCredit SpA (Italy)	7,335	49,269

United Community Banks, Inc.	731	15,256

United Insurance Holdings Corp.	2,566	39,876

United Overseas Bank, Ltd. (Singapore)	800	13,703

Universal Health Realty Income Trust R	193	8,967

Putnam VT Global Asset Allocation Fund 9

COMMON STOCKS (58.2%)* cont.	Shares	Value

Financials cont.
Virgin Money Holdings UK PLC (United Kingdom) †	6,380	$44,158

Wells Fargo & Co.	7,985	449,076

Westfield Corp. (Australia) R	8,489	59,733

Westpac Banking Corp. (Australia)	2,532	62,807

Wheelock and Co., Ltd. (Hong Kong)	21,000	107,282

World Acceptance Corp. †	230	14,147

		18,354,047
Health care (8.6%)
AbbVie, Inc.	7,100	477,049

ACADIA Pharmaceuticals, Inc. † S	594	24,877

Accuray, Inc. †	1,626	10,959

Aetna, Inc.	3,100	395,126

Akorn, Inc. †	221	9,649

Alere, Inc. †	1,378	72,690

Alimera Sciences, Inc. †	2,152	9,921

Alkermes PLC †	155	9,973

Allergan PLC †	114	34,594

AMAG Pharmaceuticals, Inc. † S	1,869	129,073

AmerisourceBergen Corp.	10,500	1,116,570

AmSurg Corp. † S	535	37,423

Anthem, Inc.	6,000	984,840

Applied Genetic Technologies Corp. †	542	8,314

Ardelyx, Inc. †	1,387	22,150

ARIAD Pharmaceuticals, Inc. †	6,001	49,628

Asaleo Care, Ltd. (Australia)	3,514	5,151

Astellas Pharma, Inc. (Japan)	11,400	162,591

AstraZeneca PLC (United Kingdom)	2,970	187,551

AtriCure, Inc. †	683	16,829

aTyr Pharma, Inc. †	446	8,260

Bayer AG (Germany)	1,394	195,117

BioDelivery Sciences International, Inc. †	1,364	10,857

Biospecifics Technologies Corp. †	314	16,202

Bristol-Myers Squibb Co.	223	14,838

C.R. Bard, Inc.	2,500	426,750

Carbylan Therapeutics, Inc. †	940	6,721

Cardinal Health, Inc.	6,800	568,820

Cardiome Pharma Corp. (Canada) †	5,557	52,291

Celgene Corp. †	7,272	841,625

Centene Corp. †	330	26,532

Cepheid †	171	10,457

Chemed Corp. S	583	76,431

China Biologic Products, Inc. (China) †	161	18,541

Conatus Pharmaceuticals, Inc. †	246	1,267

Conmed Corp.	562	32,748

Depomed, Inc. †	710	15,237

DexCom, Inc. †	383	30,632

Dyax Corp. †	520	13,780

Dynavax Technologies Corp. †	999	23,402

Edwards Lifesciences Corp. †	3,400	484,262

Emergent BioSolutions, Inc. †	923	30,413

Enanta Pharmaceuticals, Inc. †	378	17,006

Entellus Medical, Inc. †	410	10,607

Exact Sciences Corp. †	255	7,584

Gilead Sciences, Inc.	11,280	1,320,662

GlaxoSmithKline PLC (United Kingdom)	5,511	114,517

Globus Medical, Inc. Class A †	713	18,303

Greatbatch, Inc. †	844	45,508

COMMON STOCKS (58.2%)* cont.	Shares	Value

Health care cont.
Grifols SA ADR (Spain)	609	$18,861

Health Net, Inc. †	2,399	153,824

HealthEquity, Inc. †	659	21,121

HealthSouth Corp.	923	42,513

Hill-Rom Holdings, Inc.	764	41,508

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China) S	78,000	14,591

ICU Medical, Inc. †	627	59,979

Immune Design Corp. †	453	9,354

Impax Laboratories, Inc. †	294	13,500

Infinity Pharmaceuticals, Inc. †	655	7,172

Insys Therapeutics, Inc. † S	698	25,072

Jazz Pharmaceuticals PLC †	783	137,863

Johnson & Johnson	5,310	517,513

Kindred Healthcare, Inc.	919	18,647

Ligand Pharmaceuticals, Inc. †	137	13,823

Medicines Co. (The) †	214	6,123

Merck & Co., Inc.	26,018	1,481,205

Merck KGaA (Germany)	505	50,321

Merrimack Pharmaceuticals, Inc. † S	1,691	20,909

MiMedx Group, Inc. †	1,527	17,698

Myriad Genetics, Inc. †	290	9,857

Neurocrine Biosciences, Inc. †	357	17,050

Novartis AG (Switzerland)	2,757	271,734

Novo Nordisk A/S Class B (Denmark)	2,172	118,339

Omega Healthcare Investors, Inc. R	385	13,217

OncoMed Pharmaceuticals, Inc. †	344	7,740

Ophthotech Corp. †	379	19,731

OraSure Technologies, Inc. †	2,605	14,041

Pacira Pharmaceuticals, Inc. †	303	21,428

Pernix Therapeutics Holdings †	2,688	15,913

Pfizer, Inc.	53,823	1,804,685

POZEN, Inc. †	4,083	42,096

Press Ganey Holdings, Inc. †	171	4,903

Prestige Brands Holdings, Inc. †	451	20,854

Prothena Corp. PLC (Ireland) †	734	38,660

Providence Service Corp. (The) †	536	23,734

PTC Therapeutics, Inc. †	326	15,690

RadNet, Inc. †	2,151	14,390

Ramsay Health Care, Ltd. (Australia)	1,253	59,426

Receptos, Inc. †	215	40,861

Repligen Corp. †	947	39,083

Retrophin, Inc. †	431	14,288

Roche Holding AG-Genusschein (Switzerland)	661	185,231

Rockwell Medical, Inc. † S	2,740	44,169

Sage Therapeutics, Inc. †	173	12,629

Sanofi (France)	1,964	193,207

Select Medical Holdings Corp.	2,339	37,892

Shionogi & Co., Ltd. (Japan)	2,600	100,805

Shire PLC (United Kingdom)	1,297	103,832

Sientra, Inc. †	185	4,668

Spectranetics Corp. (The) †	726	16,705

STAAR Surgical Co. †	1,217	11,756

STADA Arzneimittel AG (Germany)	308	10,389

Steris Corp.	209	13,468

Sucampo Pharmaceuticals, Inc. Class A †	1,177	19,338

Surgical Care Affiliates, Inc. †	998	38,303

TESARO, Inc. †	413	24,280

10 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (58.2%)* cont.	Shares	Value

Health care cont.
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	1,056	$62,410

Threshold Pharmaceuticals, Inc. †	1,863	7,527

Trevena, Inc. †	931	5,828

Trinity Biotech PLC ADR (Ireland)	453	8,181

Triple-S Management Corp. Class B (Puerto Rico) †	630	16,166

UCB SA (Belgium)	422	30,293

uniQure NV (Netherlands) †	447	12,069

WellCare Health Plans, Inc. †	457	38,767

West Pharmaceutical Services, Inc.	738	42,863

XenoPort, Inc. †	2,695	16,520

Zeltiq Aesthetics, Inc. †	645	19,008

		14,579,949
Technology (9.7%)
A10 Networks, Inc. †	3,214	20,698

Advanced Energy Industries, Inc. †	1,378	37,881

Agilent Technologies, Inc.	10,500	405,090

Alcatel-Lucent (France) †	9,458	34,459

Alibaba Group Holding, Ltd. ADR (China) †	240	19,745

Amdocs, Ltd.	6,100	332,999

Apigee Corp. †	881	8,748

Apple, Inc.	28,604	3,587,657

Applied Micro Circuits Corp. †	3,236	21,843

Aspen Technology, Inc. †	440	20,042

Avago Technologies, Ltd.	3,800	505,134

AVG Technologies NV (Netherlands) †	989	26,911

Barracuda Networks, Inc. †	443	17,552

Blackbaud, Inc.	390	22,211

Brocade Communications Systems, Inc.	4,797	56,988

CACI International, Inc. Class A †	179	14,479

Casetek Holdings, Ltd. (Taiwan)	3,000	18,571

Castlight Health, Inc. Class B †	1,632	13,284

Cavium, Inc. †	195	13,418

Ceva, Inc. †	1,170	22,733

Cirrus Logic, Inc. †	510	17,355

Computer Sciences Corp.	8,800	577,632

Constant Contact, Inc. †	419	12,050

Cornerstone OnDemand, Inc. †	433	15,068

DSP Group, Inc. †	2,679	27,674

Dun & Bradstreet Corp. (The)	1,000	122,000

eBay, Inc. †	22,700	1,367,448

EMC Corp.	27,200	717,808

EnerSys	858	60,309

Engility Holdings, Inc.	1,034	26,015

Fairchild Semiconductor International, Inc. †	752	13,070

FANUC Corp. (Japan)	700	143,449

FUJIFILM Holdings Corp. (Japan)	3,100	110,780

Fujitsu, Ltd. (Japan)	9,000	50,330

Glu Mobile, Inc. †	4,303	26,722

Google, Inc. Class A †	2,791	1,507,252

Hoya Corp. (Japan)	3,400	136,322

Iliad SA (France)	46	10,198

Infineon Technologies AG (Germany)	6,283	77,961

Integrated Device Technology, Inc. †	445	9,657

Intersil Corp. Class A	1,430	17,889

Intuit, Inc.	5,900	594,543

Ixia †	3,099	38,552

Japan Display, Inc. (Japan) †	4,900	18,457

COMMON STOCKS (58.2%)* cont.	Shares	Value

Technology cont.
Jenoptik AG (Germany)	850	$10,253

L-3 Communications Holdings, Inc.	5,400	612,252

Lattice Semiconductor Corp. †	4,477	26,370

Leidos Holdings, Inc.	6,900	278,553

Lenovo Group, Ltd. (China)	16,000	22,168

Lexmark International, Inc. Class A	364	16,089

Manhattan Associates, Inc. †	456	27,200

Marvell Technology Group, Ltd.	21,500	283,478

Maxim Integrated Products, Inc.	7,800	269,685

MAXIMUS, Inc.	283	18,602

Mellanox Technologies, Ltd. (Israel) †	391	18,999

Mentor Graphics Corp.	1,913	50,561

Microsemi Corp. †	481	16,811

Microsoft Corp.	4,511	199,161

MobileIron, Inc. †	1,343	7,937

Monolithic Power Systems, Inc.	264	13,387

MTS Systems Corp.	192	13,238

Murata Manufacturing Co., Ltd. (Japan)	1,000	174,531

Netscout Systems, Inc. †	165	6,051

NIC, Inc.	565	10,328

Nimble Storage, Inc. †	484	13,581

NTT Data Corp. (Japan)	800	34,972

ON Semiconductor Corp. †	3,288	38,437

Oracle Corp.	34,082	1,373,505

Pandora Media, Inc. †	600	9,324

Perficient, Inc. †	919	17,682

Plexus Corp. †	840	36,859

Power Integrations, Inc.	328	14,819

Proofpoint, Inc. †	321	20,438

PROS Holdings, Inc. †	484	10,217

QAD, Inc. Class A	862	22,783

QLogic Corp. †	4,751	67,417

Qorvo, Inc. †	484	38,851

Qualys, Inc. †	229	9,240

Quantum Corp. †	8,619	14,480

Rovi Corp. †	904	14,419

Samsung Electronics Co., Ltd. (South Korea)	39	44,334

Sanmina Corp. †	786	15,846

SAP AG (Germany)	344	24,008

Sartorius AG (Preference) (Germany)	68	12,641

Semtech Corp. †	474	9,409

Silergy Corp. (Taiwan)	2,198	22,582

Silicon Laboratories, Inc. †	171	9,236

Skyworth Digital Holdings, Ltd. (China)	26,000	23,144

SoftBank Corp. (Japan)	1,500	88,356

Sophos Group PLC 144A (United Kingdom) †	3,461	12,725

SS&C Technologies Holdings, Inc.	316	19,750

Sumco Corp. (Japan)	1,800	22,547

Symantec Corp.	20,600	478,950

Synaptics, Inc. †	880	76,327

Synchronoss Technologies, Inc. †	402	18,383

SYNNEX Corp.	350	25,617

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4,000	18,215

Tech Data Corp. †	313	18,016

Tencent Holdings, Ltd. (China)	1,200	23,949

Teradyne, Inc.	12,400	239,196

Tyler Technologies, Inc. †	201	26,005

Putnam VT Global Asset Allocation Fund 11

COMMON STOCKS (58.2%)* cont.	Shares	Value

Technology cont.
Veeva Systems, Inc. Class A †	567	$15,893

VeriFone Systems, Inc. †	682	23,161

Verint Systems, Inc. †	417	25,331

Wasion Group Holdings, Ltd. (Hong Kong)	10,000	15,429

Web.com Group, Inc. †	1,246	30,178

Woodward, Inc.	940	51,691

Xcerra Corp. †	4,104	31,067

Xerox Corp.	38,600	410,704

		16,544,352
Transportation (1.5%)
Aegean Marine Petroleum Network, Inc. (Greece) S	2,712	33,520

Aena SA (Spain) †	257	26,858

ANA Holdings, Inc. (Japan)	39,000	105,829

ArcBest Corp. S	869	27,634

ComfortDelgro Corp., Ltd. (Singapore)	32,500	75,528

Delta Air Lines, Inc.	1,200	49,296

Deutsche Post AG (Germany)	1,908	55,742

International Consolidated Airlines Group SA (Spain) †	3,003	23,342

Japan Airlines Co., Ltd. (Japan)	500	17,445

JetBlue Airways Corp. †	931	19,328

Matson, Inc.	302	12,696

Scorpio Tankers, Inc.	2,154	21,734

Southwest Airlines Co.	22,400	741,216

Swift Transportation Co. †	2,597	58,874

Teekay Corp. (Bermuda)	2,600	111,332

United Parcel Service, Inc. Class B	11,300	1,095,083

Universal Truckload Services, Inc.	89	1,954

		2,477,411
Utilities and power (1.8%)
AES Corp.	10,600	140,556

Alliant Energy Corp.	700	40,404

American Electric Power Co., Inc.	14,000	741,580

Centrica PLC (United Kingdom)	15,730	65,200

China Resources Power Holdings Co., Ltd. (China)	6,000	16,758

Enel SpA (Italy)	15,403	69,787

ENI SpA (Italy)	3,534	62,723

Entergy Corp.	12,900	909,450

OGE Energy Corp.	1,200	34,284

Origin Energy, Ltd. (Australia)	1,204	11,119

Power Assets Holdings, Ltd. (Hong Kong)	6,500	59,285

Red Electrica Corporacion SA (Spain)	1,555	124,611

RWE AG (Germany)	600	12,900

SSE PLC (United Kingdom)	753	18,173

Tokyo Electric Power Co., Inc. (Japan) †	17,500	95,375

Tokyo Gas Co., Ltd. (Japan)	11,000	58,422

UGI Corp.	14,400	496,080

United Utilities Group PLC (United Kingdom)	5,592	78,375

Veolia Environnement SA (France)	2,468	50,324

		3,085,406

Total common stocks (cost $83,313,537)		$98,786,977

CORPORATE BONDS AND NOTES (18.1%)*	Principal amount	Value

Basic materials (1.3%)
A Schulman, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 7/8s, 2023	$25,000	$25,500

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)	40,000	38,307

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)	20,000	20,198

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021	5,000	5,241

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Basic materials cont.
Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024	$5,000	$5,063

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 5.95s, 2021	15,000	15,188

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)	123,000	146,985

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s,
2025 (France)	10,000	10,000

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s,
2039 (France)	7,000	6,965

Archer-Daniels-Midland Co. sr. unsec.
notes 5.45s, 2018	128,000	141,015

Boise Cascade Co. company guaranty sr. unsec.
notes 6 3/8s, 2020	20,000	21,050

Celanese US Holdings, LLC company guaranty
sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)	10,000	9,900

Celanese US Holdings, LLC sr. notes 5 7/8s,
2021 (Germany)	25,000	26,750

CF Industries, Inc. company guaranty sr. unsec.
notes 5 3/8s, 2044	11,000	10,921

CF Industries, Inc. company guaranty sr. unsec.
notes 5.15s, 2034	8,000	7,901

CF Industries, Inc. company guaranty sr. unsec.
unsub. notes 7 1/8s, 2020	18,000	21,382

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025	5,000	4,850

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023	15,000	14,531

Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4 7/8s, 2024	5,000	4,913

CPG Merger Sub, LLC 144A company
guaranty sr. unsec. unsub. notes 8s, 2021	17,000	17,570

Cytec Industries, Inc. sr. unsec.
unsub. notes 3 1/2s, 2023	35,000	33,724

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021	95,000	99,525

Eastman Chemical Co. sr. unsec.
unsub. notes 3.8s, 2025	35,000	34,849

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s,
2020 (Canada)	4,000	3,960

First Quantum Minerals, Ltd. 144A company
guaranty sr. unsec. notes 7s, 2021 (Canada)	40,000	38,200

Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4s, 2025	157,000	146,042

Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 2 7/8s, 2020	42,000	41,167

HD Supply, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2020	23,000	24,323

HD Supply, Inc. company guaranty sr. unsec.
unsub. notes 11 1/2s, 2020	13,000	15,015

HD Supply, Inc. 144A company
guaranty sr. notes 5 1/4s, 2021	15,000	15,206

Hexion U.S. Finance Corp. company
guaranty sr. notes 6 5/8s, 2020	7,000	6,423

HudBay Minerals, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2020 (Canada)	35,000	37,363

Huntsman International, LLC company
guaranty sr. unsec. unsub. notes 4 7/8s, 2020	20,000	19,950

Huntsman International, LLC 144A company
guaranty sr. unsec. unsub. notes 5 1/8s, 2022	5,000	4,925

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019	27,000	28,823

JMC Steel Group, Inc. 144A sr. unsec.
notes 8 1/4s, 2018	10,000	9,150

Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2020	20,000	21,300

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019	50,000	61,440

12 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Basic materials cont.
LyondellBasell Industries NV sr. unsec.
unsub. notes 4 5/8s, 2055	$30,000	$26,419

Mercer International, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)	15,000	16,125

Methanex Corp. sr. unsec. unsub. notes 5.65s,
2044 (Canada)	45,000	43,293

Methanex Corp. sr. unsec. unsub. notes 3 1/4s,
2019 (Canada)	6,000	6,023

Momentive Performance Materials, Inc. company
guaranty sr. notes 3.88s, 2021	15,000	13,463

Momentive Performance Materials, Inc. escrow
company guaranty sr. notes 8 7/8s, 2020 F	15,000	—

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043	3,000	3,214

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033	2,000	2,131

New Gold, Inc. 144A company guaranty sr. unsec.
unsub. notes 7s, 2020 (Canada)	25,000	25,875

New Gold, Inc. 144A sr. unsec. notes 6 1/4s,
2022 (Canada)	10,000	9,850

Norbord, Inc. 144A company
guaranty sr. notes 6 1/4s, 2023 (Canada)	10,000	10,101

Packaging Corp. of America sr. unsec.
unsub. notes 4 1/2s, 2023	45,000	46,405

Platform Specialty Products Corp. 144A sr. unsec.
notes 6 1/2s, 2022	10,000	10,375

PQ Corp. 144A sr. notes 8 3/4s, 2018	17,000	17,340

Rio Tinto Finance USA PLC company
guaranty sr. unsec. unsub. notes 1 5/8s, 2017
(United Kingdom)	130,000	130,092

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 9s, 2019 (Australia)	62,000	77,393

Rock-Tenn Co. company guaranty sr. unsec.
unsub. notes 4.45s, 2019	38,000	40,257

Rockwood Specialties Group, Inc. company
guaranty sr. unsec. notes 4 5/8s, 2020	55,000	57,269

Roofing Supply Group, LLC/Roofing Supply
Finance, Inc. 144A company guaranty sr. unsec.
notes 10s, 2020	15,000	15,338

Ryerson, Inc./Joseph T Ryerson & Son, Inc.
company guaranty sr. notes 9s, 2017	19,000	19,143

SBA Communications Corp. sr. sub. unsec.
notes 4 7/8s, 2022	10,000	9,738

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 6 7/8s, 2033	5,000	5,050

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025	5,000	5,038

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020	9,000	9,923

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023	14,000	14,053

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024	5,000	4,931

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022	5,000	4,925

Smurfit Kappa Treasury Funding, Ltd. company
guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)	10,000	12,350

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/8s, 2022	3,000	3,139

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2019	4,000	4,210

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2024	10,000	10,000

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/4s, 2023	3,000	2,978

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/8s, 2021	5,000	5,010

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Basic materials cont.
TMS International Corp. 144A company
guaranty sr. unsec. notes 7 5/8s, 2021	$20,000	$19,500

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023	5,000	5,050

USG Corp. 144A company guaranty sr. unsec.
notes 5 7/8s, 2021	3,000	3,154

USG Corp. 144A company guaranty sr. unsec.
notes 5 1/2s, 2025	10,000	9,963

Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. bonds 6s, 2023	10,000	9,450

Westvaco Corp. company guaranty sr. unsec.
unsub. notes 8.2s, 2030	35,000	47,204

Westvaco Corp. company guaranty sr. unsec.
unsub. notes 7.95s, 2031	10,000	12,860

Weyerhaeuser Co. sr. unsec. unsub. notes
7 3/8s, 2032 R	60,000	75,028

WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024	15,000	15,188

WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5 1/8s, 2021	10,000	10,075

		2,064,538
Capital goods (0.7%)
ADS Waste Holdings, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2020	43,000	44,505

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2019	32,000	36,160

Amstead Industries, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2024	10,000	9,925

Amstead Industries, Inc. 144A company
guaranty sr. unsec. notes 5s, 2022	15,000	14,981

ATS Automation Tooling Systems, Inc. 144A
sr. unsec. notes 6 1/2s, 2023 (Canada)	10,000	10,200

Belden, Inc. 144A company guaranty sr. unsec.
sub. notes 5 1/2s, 2022	10,000	9,925

Belden, Inc. 144A company guaranty sr. unsec.
sub. notes 5 1/4s, 2024	10,000	9,700

Berry Plastics Corp. company
guaranty notes 5 1/2s, 2022	10,000	10,038

Berry Plastics Corp. company
guaranty unsub. notes 5 1/8s, 2023	5,000	4,875

Boeing Capital Corp. sr. unsec.
unsub. notes 4.7s, 2019	40,000	44,280

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s,
2020 (Canada)	20,000	20,110

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s,
2025 (Canada)	10,000	9,075

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020	45,000	48,825

Covidien International Finance SA company
guaranty sr. unsec. unsub. notes 6s,
2017 (Luxembourg)	130,000	143,265

Crown Americas, LLC/Crown Americas Capital Corp.
IV company guaranty sr. unsec. notes 4 1/2s, 2023	42,000	39,664

Crown Cork & Seal Co., Inc. sr. unsec.
bonds 7 3/8s, 2026	10,000	11,225

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022	85,000	83,639

Delphi Corp. company guaranty sr. unsec.
unsub. notes 5s, 2023	45,000	47,925

DH Services Luxembourg Sarl 144A company
guaranty sr. unsec. notes 7 3/4s, 2020
(Luxembourg)	23,000	23,863

Gates Global, LLC/Gates Global Co. 144A
sr. unsec. notes 6s, 2022	10,000	9,038

Putnam VT Global Asset Allocation Fund 13

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Capital goods cont.
General Dynamics Corp. company
guaranty sr. unsec. unsub. notes 3.6s, 2042	$60,000	$54,050

General Dynamics Corp. company
guaranty sr. unsec. unsub. notes 2 1/4s, 2022	30,000	28,403

Huntington Ingalls Industries, Inc. 144A company
guaranty sr. unsec. notes 5s, 2021	10,000	10,175

KLX, Inc. 144A company guaranty sr. unsec.
unsub. notes 5 7/8s, 2022	25,000	25,247

Legrand France SA sr. unsec. unsub. debs 8 1/2s,
2025 (France)	114,000	154,221

Manitowoc Co., Inc. (The) company
guaranty sr. unsec. notes 5 7/8s, 2022	20,000	21,550

MasTec, Inc. company guaranty sr. unsec.
unsub. notes 4 7/8s, 2023	15,000	13,688

Moog, Inc. 144A company guaranty sr. unsec.
notes 5 1/4s, 2022	5,000	5,088

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020	35,000	37,013

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023	15,000	14,963

Oshkosh Corp. company guaranty sr. sub. unsec.
notes 5 3/8s, 2025	10,000	10,000

Oshkosh Corp. company guaranty sr. unsec.
notes 5 3/8s, 2022	15,000	15,338

Owens-Brockway Glass Container, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2025	15,000	14,663

Pittsburgh Glass Works, LLC 144A company
guaranty sr. notes 8s, 2018	20,000	21,050

Raytheon Co. sr. unsec. notes 4 7/8s, 2040	20,000	21,332

Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 5 3/8s, 2024	15,000	15,413

Terex Corp. company guaranty sr. unsec.
unsub. notes 6s, 2021	24,000	24,120

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 7 1/2s, 2021	20,000	21,500

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6 1/2s, 2024	13,000	12,838

United Technologies Corp. sr. unsec.
notes 5 3/8s, 2017	107,000	117,451

		1,269,321
Communication services (1.5%)
American Tower Corp. sr. unsec. notes 4s, 2025 R	100,000	97,740

AT&T, Inc. sr. unsec. notes 4 3/4s, 2046	77,000	70,068

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025	78,000	74,389

Cablevision Systems Corp. sr. unsec.
unsub. notes 8 5/8s, 2017	40,000	43,600

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020	7,000	7,595

Cablevision Systems Corp. sr. unsec.
unsub. notes 7 3/4s, 2018	10,000	10,800

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021	9,000	9,405

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 5 1/4s, 2022	7,000	6,895

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023	7,000	6,799

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. unsub. notes 6 5/8s, 2022	13,000	13,553

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsub. notes 7s, 2019	9,000	9,338

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023	14,000	14,044

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020	4,000	4,005

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Communication services cont.
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 6 1/2s, 2017	$55,000	$59,492

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	114,000	148,213

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2035	17,000	21,281

Crown Castle International Corp. sr. unsec.
notes 5 1/4s, 2023 R	14,000	14,102

Crown Castle International Corp. sr. unsec.
unsub. notes 4 7/8s, 2022 R	7,000	7,035

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	15,000	16,280

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024	13,000	12,480

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021	13,000	13,715

Deutsche Telekom International Finance BV company
guaranty 8 3/4s, 2030 (Netherlands)	73,000	102,706

DISH DBS Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019	7,000	7,763

DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2024	15,000	14,409

Frontier Communications Corp. sr. unsec.
unsub. notes 7 5/8s, 2024	4,000	3,550

Intelsat Jackson Holdings SA company
guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)	7,000	6,370

Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)	17,000	16,809

Intelsat Luxembourg SA company guaranty
sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)	13,000	10,790

Intelsat Luxembourg SA company guaranty
sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)	30,000	25,050

Koninklijke KPN NV sr. unsec.
unsub. bonds 8 3/8s, 2030 (Netherlands)	30,000	40,855

Level 3 Communications, Inc. sr. unsec.
unsub. notes 5 3/4s, 2022	5,000	4,963

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 7s, 2020	17,000	18,041

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2021	5,000	5,244

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 5 3/8s, 2022	15,000	15,150

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)	46,000	48,657

Quebecor Media, Inc. sr. unsec.
unsub. notes 5 3/4s, 2023 (Canada)	13,000	12,968

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	23,000	25,386

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	25,000	28,541

Rogers Communications, Inc. company guaranty
sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)	85,000	78,603

SBA Telecommunications, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2020	4,000	4,150

SES SA 144A company guaranty sr. unsec.
notes 3.6s, 2023 (France)	42,000	42,215

Sprint Capital Corp. company guaranty 6 7/8s, 2028	85,000	73,100

Sprint Communications, Inc. sr. unsec.
unsub. notes 8 3/8s, 2017	17,000	18,403

Sprint Communications, Inc. sr. unsec.
unsub. notes 7s, 2020	5,000	4,950

Sprint Communications, Inc. 144A company
guaranty sr. unsec. notes 9s, 2018	15,000	16,939

Sprint Corp. company guaranty sr. unsec.
notes 7 7/8s, 2023	48,000	46,814

Sprint Corp. company guaranty sr. unsec.
notes 7 1/4s, 2021	17,000	16,575

14 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Communication services cont.
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.836s, 2023	$3,000	$3,128

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.633s, 2021	7,000	7,280

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 5/8s, 2023	23,000	23,863

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.464s, 2019	7,000	7,210

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 3/8s, 2025	10,000	10,225

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2021	20,000	20,500

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2022	17,000	17,468

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6s, 2023	5,000	5,119

TCI Communications, Inc. sr. unsec.
unsub. notes 7 1/8s, 2028	65,000	84,762

Telefonica Emisiones SAU company
guaranty sr. unsec. notes 4.57s, 2023 (Spain)	150,000	157,511

Verizon Communications, Inc. sr. unsec.
unsub. notes 6.4s, 2033	8,000	9,168

Verizon Communications, Inc. sr. unsec.
unsub. notes 4.4s, 2034	65,000	60,174

Verizon Communications, Inc. 144A sr. unsec.
unsub. notes 4.522s, 2048	365,000	320,659

Verizon New Jersey, Inc. company
guaranty sr. unsec. unsub. bonds 8s, 2022	45,000	55,658

Verizon New York, Inc. company
guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032	65,000	77,314

Verizon Pennsylvania, Inc. company
guaranty sr. unsec. bonds 8.35s, 2030	50,000	63,421

Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5s, 2022 (Canada)	20,000	19,950

Vodafone Group PLC sr. unsec.
unsub. notes 1 1/4s, 2017 (United Kingdom)	225,000	222,486

West Corp. 144A company guaranty sr. unsec.
notes 5 3/8s, 2022	25,000	23,438

WideOpenWest Finance, LLC/WideOpenWest
Capital Corp. company guaranty sr. unsec.
notes 10 1/4s, 2019	24,000	25,620

Windstream Holdings, Inc. company
guaranty sr. unsec. unsub. notes 7 7/8s, 2017	18,000	19,125

Windstream Holdings, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2021	14,000	12,810

Windstream Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6 3/8s, 2023	15,000	12,206

		2,608,925
Consumer cyclicals (2.5%)
21st Century Fox America, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2024	50,000	62,685

21st Century Fox America, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2045	150,000	204,235

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017	128,000	127,414

AMC Entertainment, Inc. company
guaranty sr. unsec. sub. notes 5 7/8s, 2022	10,000	10,150

AMC Entertainment, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 3/4s, 2025	10,000	9,800

American Tire Distributors, Inc. 144A sr. unsec.
sub. notes 10 1/4s, 2022	15,000	16,013

Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2020	78,000	84,728

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044	$60,000	$59,565

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 10 5/8s, 2017	35,000	34,738

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 8s, 2021	14,000	10,710

Boyd Gaming Corp. company guaranty sr. unsec.
sub. notes 6 7/8s, 2023	10,000	10,250

Brookfield Residential Properties, Inc. 144A company
guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)	23,000	22,895

Brookfield Residential
Properties, Inc./Brookfield Residential US Corp.
144A company guaranty sr. unsec. notes 6 1/8s,
2022 (Canada)	10,000	9,924

Building Materials Corp. of America 144A
sr. unsec. notes 6 3/4s, 2021	7,000	7,298

Building Materials Corp. of America 144A
sr. unsec. notes 5 3/8s, 2024	25,000	24,546

CBS Corp. company guaranty sr. unsec.
debs. 7 7/8s, 2030	57,000	74,116

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021	70,000	74,229

CCM Merger, Inc. 144A company guaranty sr. unsec.
notes 9 1/8s, 2019	14,000	15,050

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 5 3/8s, 2024	4,000	4,045

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 5 1/4s, 2021	13,000	13,358

Cinemark USA, Inc. company guaranty sr. unsec.
notes 5 1/8s, 2022	3,000	2,974

Cinemark USA, Inc. company guaranty sr. unsec.
notes 4 7/8s, 2023	4,000	3,845

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 7 3/8s, 2021	5,000	5,288

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2020	20,000	20,850

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2022	14,000	14,578

Cumulus Media Holdings, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	9,000	8,258

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024	10,000	9,875

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023	27,000	28,164

Dana Holding Corp. sr. unsec.
unsub. notes 5 3/8s, 2021	4,000	4,100

Diageo Investment Corp. company
guaranty sr. unsec. debs. 8s, 2022	40,000	52,120

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023	75,000	71,456

Entercom Radio, LLC company guaranty sr. unsec.
sub. notes 10 1/2s, 2019	20,000	21,450

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.95s, 2020	90,000	100,315

Family Tree Escrow, LLC 144A sr. unsec.
unsub. notes 5 3/4s, 2023	5,000	5,225

Family Tree Escrow, LLC 144A sr. unsec.
unsub. notes 5 1/4s, 2020	5,000	5,231

First Cash Financial Services, Inc. company guaranty
sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)	7,000	7,368

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097	24,000	29,190

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047	25,000	38,010

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031	55,000	70,279

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	40,000	52,966

Putnam VT Global Asset Allocation Fund 15

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Ford Motor Credit Co., LLC sr. unsec.
notes 8 1/8s, 2020	$140,000	$170,936

Gannett Co., Inc. company guaranty sr. unsec.
bonds 5 1/8s, 2019	8,000	8,240

Garda World Security Corp. 144A company guaranty
sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)	20,000	19,548

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045	25,000	24,761

General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 3 1/4s, 2018	39,000	39,887

General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 2 3/4s, 2016	56,000	56,669

General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. Notes 3.45s, 2022	95,000	93,086

General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4s, 2025	10,000	9,812

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018	10,000	10,188

GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 4 7/8s, 2020	17,000	17,298

GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 4 3/8s, 2018	34,000	34,893

Gray Television, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2020	23,000	24,380

Great Canadian Gaming Corp. 144A company
guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD 27,000	22,428

Historic TW, Inc. company guaranty sr. unsec.
unsub. bonds 9.15s, 2023	$40,000	52,841

Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016	65,000	67,052

Host Hotels & Resorts LP sr. unsec.
unsub. notes 6s, 2021 R	31,000	35,187

Host Hotels & Resorts LP sr. unsec.
unsub. notes 5 1/4s, 2022 R	44,000	47,792

Howard Hughes Corp. (The) 144A sr. unsec.
notes 6 7/8s, 2021	30,000	31,800

Hyatt Hotels Corp. sr. unsec.
unsub. notes 3 3/8s, 2023	15,000	14,579

Igloo Holdings Corp. 144A sr. unsec.
unsub. notes 8 1/4s, 2017 ‡‡	24,000	24,300

iHeartCommunications, Inc. company
guaranty sr. notes 9s, 2021	33,000	29,865

iHeartCommunications, Inc. company
guaranty sr. notes 9s, 2019	35,000	33,355

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. notes 5 7/8s, 2021	7,000	7,193

JC Penney Corp, Inc. company guaranty sr. unsec.
bonds 8 1/8s, 2019	5,000	4,950

JC Penney Corp, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2018	5,000	4,894

JC Penney Corp, Inc. company guaranty sr. unsec.
unsub. notes 5.65s, 2020	25,000	22,563

Jo-Ann Stores Holdings, Inc. 144A sr. unsec.
notes 9 3/4s, 2019 ‡‡	15,000	13,425

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019	30,000	28,238

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064	65,000	61,760

L Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021	13,000	14,381

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022	7,000	7,368

Lamar Media Corp. company
guaranty sr. sub. notes 5 7/8s, 2022	14,000	14,490

Lamar Media Corp. company guaranty sr. unsec.
notes 5 3/8s, 2024	15,000	15,169

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Lender Processing Services, Inc./Black Knight
Lending Solutions, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2023	$13,000	$13,780

Lennar Corp. company guaranty sr. unsec.
unsub. notes 4 3/4s, 2022	22,000	21,615

Lennar Corp. company guaranty sr. unsec.
unsub. notes 4 1/2s, 2019	7,000	7,140

M/I Homes, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2018	65,000	67,275

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 6.9s, 2029	45,000	55,027

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5 1/8s, 2042	45,000	45,795

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 4.3s, 2043	95,000	85,578

Masonite International Corp. 144A company
guaranty sr. unsec. notes 5 5/8s, 2023	5,000	5,081

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s,
2020 (Canada)	20,000	19,300

Media General Financing Sub, Inc. 144A sr. unsec.
notes 5 7/8s, 2022	5,000	5,063

MGM Resorts International company
guaranty sr. unsec. notes 6 3/4s, 2020	35,000	37,100

MGM Resorts International company
guaranty sr. unsec. notes 5 1/4s, 2020	35,000	35,263

MGM Resorts International company
guaranty sr. unsec. unsub. notes 8 5/8s, 2019	10,000	11,300

MGM Resorts International company
guaranty sr. unsec. unsub. notes 6 5/8s, 2021	15,000	15,675

MTR Gaming Group, Inc. company
guaranty notes 11 1/2s, 2019	96,052	102,175

Navistar International Corp. sr. notes 8 1/4s, 2021	9,000	8,595

Neiman Marcus Group, LLC (The) company
guaranty sr. notes 7 1/8s, 2028	45,000	45,225

Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. notes 8 3/4s, 2021 ‡‡	25,000	26,844

Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. notes 8s, 2021	10,000	10,525

Nielsen Co. Luxembourg Sarl (The) 144A company
guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)	15,000	15,094

Nordstrom, Inc. sr. unsec. notes 5s, 2044	30,000	31,618

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028	85,000	108,084

Nortek, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2021	20,000	21,350

O’Reilly Automotive, Inc. company
guaranty sr. unsec. unsub. notes 3.85s, 2023	20,000	20,283

Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
notes 5 7/8s, 2025	10,000	10,350

Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
notes 5 5/8s, 2024	17,000	17,468

Owens Corning company guaranty sr. unsec.
notes 9s, 2019	9,000	10,735

Penn National Gaming, Inc. sr. unsec.
notes 5 7/8s, 2021	23,000	23,173

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/4s, 2022	14,000	14,560

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/8s, 2024	10,000	10,125

Petco Animal Supplies, Inc. 144A company
guaranty sr. unsec. notes 9 1/4s, 2018	13,000	13,471

16 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Petco Holdings, Inc. 144A sr. unsec.
notes 8 1/2s, 2017 ‡‡	$5,000	$5,138

Priceline Group, Inc. (The) sr. unsec.
unsub. notes 3.65s, 2025	46,000	44,782

PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2032	10,000	11,500

Regal Entertainment Group sr. unsec.
notes 5 3/4s, 2023	14,000	13,860

Regal Entertainment Group sr. unsec.
notes 5 3/4s, 2022	23,000	23,258

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 9 1/2s, 2019	22,000	23,073

ROC Finance, LLC/ROC Finance 1 Corp. 144A
notes 12 1/8s, 2018	24,000	25,620

Sabre GLBL, Inc. 144A company
guaranty sr. notes 5 3/8s, 2023	15,000	14,775

Scientific Games Corp. company
guaranty sr. unsec. sub. notes 8 1/8s, 2018	5,000	4,725

Scientific Games International, Inc. company
guaranty sr. unsec. notes 10s, 2022	40,000	38,300

Scientific Games International, Inc. company
guaranty sr. unsec. sub. notes 6 1/4s, 2020	5,000	3,888

Scientific Games International, Inc. 144A company
guaranty sr. notes 7s, 2022	15,000	15,488

Sinclair Television Group, Inc. company
guaranty sr. unsec. notes 6 3/8s, 2021	13,000	13,423

Sinclair Television Group, Inc. company
guaranty sr. unsec. notes 5 3/8s, 2021	7,000	7,053

Sinclair Television Group, Inc. sr. unsec.
notes 6 1/8s, 2022	7,000	7,193

Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024	5,000	4,888

Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. notes 6s, 2024	13,000	13,098

Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5 7/8s, 2020	13,000	13,390

Sirius XM Radio, Inc. 144A sr. unsec.
notes 5 1/4s, 2022	4,000	4,180

Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 5 1/4s, 2021	27,000	27,608

Spectrum Brands, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2020	3,000	3,173

Spectrum Brands, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2020	20,000	21,060

Spectrum Brands, Inc. 144A company
guaranty sr. unsec. notes 5 3/4s, 2025	10,000	10,150

Spectrum Brands, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 1/8s, 2024	10,000	10,475

Standard Pacific Corp. company
guaranty sr. unsec. notes 6 1/4s, 2021	14,000	14,840

Standard Pacific Corp. company
guaranty sr. unsec. notes 5 7/8s, 2024	5,000	5,150

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021	12,000	11,400

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024	7,000	6,738

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 5 1/4s, 2021	7,000	6,895

TEGNA, Inc. company guaranty sr. unsec.
bonds 5 1/8s, 2020	10,000	10,238

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
TEGNA, Inc. 144A company guaranty sr. unsec.
notes 4 7/8s, 2021	$15,000	$14,888

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044	55,000	52,503

Time Warner, Inc. company guaranty sr. unsec.
notes 3.15s, 2015	10,000	10,010

Toyota Motor Credit Corp. sr. unsec.
unsub. notes Ser. MTN, 1 1/4s, 2017	130,000	130,331

Tri Pointe Holdings, Inc. sr. unsec.
notes 5 7/8s, 2024	10,000	9,800

Tribune Co. 144A company guaranty sr. unsec.
notes 5 7/8s, 2022	10,000	10,075

TRW Automotive, Inc. 144A company
guaranty sr. unsec. notes 4 1/2s, 2021	4,000	4,040

Univision Communications, Inc. 144A company
guaranty sr. notes 5 1/8s, 2025	5,000	4,826

Univision Communications, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2021	20,000	21,050

Vulcan Materials Co. sr. unsec.
unsub. notes 4 1/2s, 2025	10,000	10,013

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037	142,000	182,486

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040	10,000	10,936

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021	30,000	30,545

Walt Disney Co. (The) sr. unsec.
unsub. notes 4 3/8s, 2041	10,000	10,126

		4,322,274
Consumer staples (1.3%)
Altria Group, Inc. company guaranty sr. unsec.
bonds 4s, 2024	24,000	24,427

Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	2,000	2,511

Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 2.85s, 2022	95,000	91,305

Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. notes 1 1/4s, 2018	130,000	129,578

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 8.2s, 2039	80,000	119,096

Anheuser-Busch InBev Worldwide, Inc. company
guaranty unsec. unsub. notes 5 3/8s, 2020	60,000	67,675

Avis Budget Car Rental, LLC/Avis Budget
Finance, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023	17,000	16,788

BC ULC/New Red Finance, Inc. 144A company
guaranty sr. notes 4 5/8s, 2022 (Canada)	5,000	4,931

BC ULC/New Red Finance, Inc. 144A notes 6s,
2022 (Canada)	30,000	30,825

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019	28,000	28,770

Bunge, Ltd. Finance Corp. company
guaranty sr. unsec. notes 8 1/2s, 2019	4,000	4,835

Bunge, Ltd. Finance Corp. company
guaranty sr. unsec. unsub. notes 4.1s, 2016	41,000	41,800

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042	65,000	60,316

CEC Entertainment, Inc. company
guaranty sr. unsec. notes 8s, 2022	15,000	14,888

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023	50,000	50,504

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019	115,000	131,343

Constellation Brands, Inc. company
guaranty sr. unsec. notes 4 1/4s, 2023	4,000	3,940

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016	20,000	21,150

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 6s, 2022	10,000	10,902

Putnam VT Global Asset Allocation Fund 17

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Consumer staples cont.
Corrections Corp. of America company
guaranty sr. unsec. notes 4 5/8s, 2023 R	$24,000	$23,520

Corrections Corp. of America company
guaranty sr. unsec. notes 4 1/8s, 2020 R	4,000	3,980

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018	130,000	131,605

CVS Pass-Through Trust sr. notes 6.036s, 2028	3,779	4,268

CVS Pass-Through Trust 144A sr. mtge.
notes 4.704s, 2036	48,099	50,511

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023	15,000	15,244

Diageo Capital PLC company guaranty sr. unsec.
unsub. notes 1 1/2s, 2017 (United Kingdom)	29,000	29,003

Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021	28,000	22,680

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7s, 2037	50,000	61,118

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5 5/8s, 2042	60,000	64,301

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 3.85s, 2024	23,000	23,085

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 8 1/4s, 2020 (Brazil)	7,000	7,420

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021 (Brazil)	10,000	10,538

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021 (Brazil)	5,000	5,269

Kraft Foods Group, Inc. sr. unsec.
notes Ser. 144A, 6 7/8s, 2039	15,000	18,381

Kraft Foods Group, Inc. sr. unsec.
unsub. notes 6 1/2s, 2040	70,000	82,393

Kroger Co. (The) company guaranty sr. unsec.
notes 6.9s, 2038	85,000	105,418

Landry’s Holdings II, Inc. 144A sr. unsec.
notes 10 1/4s, 2018	5,000	5,188

Landry’s, Inc. 144A sr. unsec. notes 9 3/8s, 2020	32,000	34,320

McDonald’s Corp. sr. unsec. bonds 6.3s, 2037	51,000	60,041

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	59,000	65,877

Molson Coors Brewing Co. company
guaranty sr. unsec. unsub. notes 5s, 2042	50,000	48,676

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018	58,000	69,253

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017	129,000	129,214

Pilgrim’s Pride Corp. 144A company
guaranty sr. unsec. notes 5 3/4s, 2025	10,000	10,100

Prestige Brands, Inc. 144A sr. unsec.
notes 5 3/8s, 2021	12,000	12,000

Revlon Consumer Products Corp. company
guaranty sr. unsec. notes 5 3/4s, 2021	23,000	22,540

Rite Aid Corp. 144A company guaranty sr. unsec.
notes 6 1/8s, 2023	15,000	15,450

Tyson Foods, Inc. company guaranty sr. unsec.
unsub. notes 6.6s, 2016	35,000	36,338

United Rentals North America, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2022	12,000	12,990

United Rentals North America, Inc. company
guaranty sr. unsec. notes 5 3/4s, 2024	2,000	1,970

United Rentals North America, Inc. company
guaranty sr. unsec. notes 5 1/2s, 2025	10,000	9,688

United Rentals North America, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2023	17,000	17,361

Vander Intermediate Holding II Corp. 144A
sr. unsec. notes 9 3/4s, 2019 ‡‡	15,000	14,775

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Consumer staples cont.
Walgreens Boots Alliance, Inc. company
guaranty sr. unsec. unsub. notes 3.3s, 2021	$60,000	$59,616

WhiteWave Foods Co. (The) company
guaranty sr. unsec. unsub. notes 5 3/8s, 2022	5,000	5,275

		2,144,990
Energy (1.6%)
Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6 1/4s, 2021	30,000	1,800

Anadarko Petroleum Corp. sr. notes 5.95s, 2016	11,000	11,604

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036	10,000	11,539

Anadarko Petroleum Corp. sr. unsec.
unsub. notes 6.95s, 2019	30,000	34,847

Antero Resources Corp. company
guaranty sr. unsec. notes 5 1/8s, 2022	13,000	12,285

Antero Resources Corp. 144A company
guaranty sr. unsec. notes 5 5/8s, 2023	10,000	9,663

Antero Resources Finance Corp. company
guaranty sr. unsec. notes 5 3/8s, 2021	13,000	12,480

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040	5,000	4,866

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022	44,000	43,271

Baytex Energy Corp. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)	10,000	9,275

BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 3.2s, 2016
(United Kingdom)	145,000	147,391

BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 1.846s, 2017
(United Kingdom)	130,000	131,589

Calfrac Holdings LP 144A company
guaranty sr. unsec. unsub. notes 7 1/2s, 2020	13,000	12,004

California Resources Corp. company
guaranty sr. unsec. notes 6s, 2024	35,000	30,100

California Resources Corp. company
guaranty sr. unsec. notes 5s, 2020	20,000	17,600

Canadian Natural Resources, Ltd. sr. unsec.
unsub. notes 5.7s, 2017 (Canada)	235,000	252,864

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2021	17,000	12,580

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 5 3/4s, 2023	19,000	17,195

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 4 7/8s, 2022	10,000	8,675

Chesapeake Oilfield Operating, LLC/Chesapeake
Oilfield Finance, Inc. company
guaranty sr. unsec. unsub. notes 6 5/8s, 2019	20,000	15,800

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017	128,000	127,452

Concho Resources, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2022	23,000	23,978

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023	17,000	17,000

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022	10,000	9,950

ConocoPhillips Co. company guaranty sr. unsec.
notes 1.05s, 2017	130,000	129,021

CONSOL Energy, Inc. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2022	10,000	8,500

DCP Midstream Operating LP company
guaranty sr. unsec. notes 2.7s, 2019	10,000	9,421

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021	4,000	3,840

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 5 1/2s, 2022	15,000	13,425

18 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Energy cont.
Ecopetrol SA sr. unsec. unsub. bonds 4 1/8s,
2025 (Colombia)	$25,000	$23,070

EQT Midstream Partners LP company
guaranty sr. unsec. notes 4s, 2024	10,000	9,465

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018	10,000	6,325

Exterran Partners LP/EXLP Finance Corp. company
guaranty sr. unsec. notes 6s, 2022	27,000	25,650

Freeport-McMoran Oil & Gas, LLC/FCX Oil &
Gas, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2022	15,000	15,900

Freeport-McMoran Oil & Gas, LLC/FCX Oil &
Gas, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2023	4,000	4,290

FTS International, Inc. 144A company
guaranty sr. FRN 7.783s, 2020	10,000	9,951

Gulfport Energy Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2020	45,000	47,138

Gulfport Energy Corp. 144A company
guaranty sr. unsec. notes 6 5/8s, 2023	10,000	10,125

Halcon Resources Corp. company
guaranty sr. unsec. unsub. notes 9 3/4s, 2020	4,000	2,690

Halcon Resources Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2021	38,000	24,985

Halcon Resources Corp. 144A company
guaranty notes 8 5/8s, 2020	10,000	9,875

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	30,000	34,828

Hiland Partners LP/Hiland Partners Finance Corp.
144A company guaranty sr. notes 7 1/4s, 2020	14,000	15,120

Hiland Partners LP/Hiland Partners Finance Corp.
144A company guaranty sr. unsec. notes 5 1/2s, 2022	4,000	4,170

Hilcorp Energy I LP/Hilcorp Finance Co. 144A
sr. unsec. notes 5s, 2024	5,000	4,689

Kerr-McGee Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2031	10,000	12,808

Key Energy Services, Inc. company guaranty unsec.
unsub. notes 6 3/4s, 2021	24,000	14,160

Lightstream Resources, Ltd. 144A sr. unsec.
notes 8 5/8s, 2020 (Canada)	18,000	11,565

Linn Energy, LLC/Linn Energy Finance Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021	10,000	7,500

Linn Energy, LLC/Linn Energy Finance Corp.
company guaranty sr. unsec. notes 6 1/4s, 2019	37,000	28,953

Lone Pine Resources Canada, Ltd. escrow company
guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada) F	20,000	1

Marathon Petroleum Corp. sr. unsec.
unsub. notes 6 1/2s, 2041	25,000	28,400

Milagro Oil & Gas, Inc. company
guaranty notes 10 1/2s, 2016 (In default) †	45,000	9,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	35,000	35,700

Newfield Exploration Co. sr. unsec.
unsub. notes 5 3/8s, 2026	10,000	9,900

Noble Holding International, Ltd. company
guaranty sr. unsec. notes 6.05s, 2041	85,000	71,087

Oasis Petroleum, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2023	10,000	9,975

Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2022	30,000	30,450

Offshore Group Investment, Ltd. company
guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)	20,000	12,188

Offshore Group Investment, Ltd. company
guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)	20,000	12,200

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Energy cont.
Paragon Offshore PLC 144A company
guaranty sr. unsec. notes 6 3/4s, 2022	$10,000	$3,300

Paragon Offshore PLC 144A company
guaranty sr. unsec. unsub. notes 7 1/4s, 2024	30,000	9,750

Petroleos de Venezuela SA sr. unsec.
notes 5 1/8s, 2016 (Venezuela)	25,000	16,513

Petroleos de Venezuela SA 144A company
guaranty sr. notes 8 1/2s, 2017 (Venezuela)	123,000	84,255

Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6s, 2026 (Venezuela)	40,000	14,100

Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 6 3/8s, 2045 (Mexico)	80,000	82,100

Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 4 7/8s, 2024 (Mexico)	80,000	82,000

Petroleos Mexicanos 144A company
guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)	10,000	9,792

Petroleos Mexicanos 144A company guaranty
sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)	25,000	23,446

Rose Rock Midstream LP/Rose Rock Finance Corp.
company guaranty sr. unsec. notes 5 5/8s, 2022	5,000	4,888

Rose Rock Midstream LP/Rose Rock Finance Corp.
144A company guaranty sr. unsec. notes 5 5/8s, 2023	10,000	9,675

Sabine Pass LNG LP company
guaranty sr. notes 6 1/2s, 2020	7,000	7,245

Samson Investment Co. company guaranty sr. unsec.
unsub. notes 9 3/4s, 2020	43,000	2,473

SandRidge Energy, Inc. 144A company
guaranty notes 8 3/4s, 2020	20,000	18,150

Seven Generations Energy, Ltd. 144A sr. unsec.
bonds 6 3/4s, 2023 (Canada)	10,000	10,000

Seven Generations Energy, Ltd. 144A sr. unsec.
notes 8 1/4s, 2020 (Canada)	19,000	20,188

Seventy Seven Energy, Inc. sr. unsec.
notes 6 1/2s, 2022	5,000	3,150

Shelf Drilling Holdings, Ltd. 144A
sr. notes 8 5/8s, 2018	17,000	15,130

Shell International Finance BV company guaranty
sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)	140,000	149,878

SM Energy Co. sr. unsec. notes 6 1/2s, 2021	7,000	7,298

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023	3,000	3,075

Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	53,276

Statoil ASA company guaranty sr. unsec.
notes 5.1s, 2040 (Norway)	40,000	43,124

Tervita Corp. 144A sr. unsec. notes 10 7/8s,
2018 (Canada)	4,000	2,796

Total Capital International SA company guaranty
sr. unsec. unsub. notes 1.55s, 2017 (France)	128,000	129,187

Triangle USA Petroleum Corp. 144A sr. unsec.
notes 6 3/4s, 2022	5,000	3,875

Unit Corp. company
guaranty sr. sub. notes 6 5/8s, 2021	14,000	13,580

Weatherford International, LLC company
guaranty sr. unsec. unsub. notes 6.8s, 2037	15,000	14,025

Weatherford International, Ltd./Bermuda company
guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)	70,000	80,574

Whiting Petroleum Corp. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2021	34,000	33,405

Williams Cos., Inc. (The) notes 7 3/4s, 2031	1,000	1,116

Williams Cos., Inc. (The) sr. unsec.
notes 7 7/8s, 2021	3,000	3,522

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024	45,000	43,609

Putnam VT Global Asset Allocation Fund 19

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Energy cont.
Williams Partners LP sr. unsec. notes 5.4s, 2044	$15,000	$13,882

Williams Partners LP sr. unsec. notes 4.3s, 2024	15,000	14,910

Williams Partners LP/ACMP Finance Corp. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2022	7,000	7,438

Williams Partners LP/ACMP Finance Corp. company
guaranty sr. unsec. unsub. notes 4 7/8s, 2023	22,000	21,698

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022	7,000	6,913

		2,745,509
Financials (5.2%)
Abbey National Treasury Services PLC/London
company guaranty sr. unsec. unsub. notes 1 3/8s,
2017 (United Kingdom)	140,000	140,242

Aflac, Inc. sr. unsec. notes 6.9s, 2039	75,000	95,052

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022	10,000	9,994

Alliance Data Systems Corp. 144A company
guaranty sr. unsec. notes 5 3/8s, 2022	15,000	14,775

Ally Financial, Inc. company
guaranty sr. notes 6 1/4s, 2017	17,000	18,148

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2031	24,000	28,740

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2020	13,000	15,308

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	10,000	11,650

Ally Financial, Inc. unsec. sub. notes 8s, 2018	14,000	15,628

American Express Co. jr. unsec. sub. FRN Ser. C,
4.9s, perpetual maturity	10,000	9,694

American Express Co. sr. unsec. notes 7s, 2018	83,000	94,131

American Express Co. sr. unsec. notes 6.15s, 2017	49,000	53,621

American International Group, Inc. jr. sub. FRB
8.175s, 2058	56,000	74,144

American International Group, Inc. sr. unsec.
notes Ser. MTN, 5.85s, 2018	149,000	164,053

ARC Properties Operating Partnership LP/Clark
Acquisition, LLC company guaranty sr. unsec.
unsub. notes 4.6s, 2024 R	50,000	48,698

Associates Corp. of North America sr. unsec.
notes 6.95s, 2018	135,000	155,315

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual
maturity (France)	85,000	86,488

Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.1s, perpetual maturity	115,000	113,275

Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6 1/2s, perpetual maturity	5,000	5,175

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018	128,000	128,419

Bank of Montreal sr. unsec.
unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)	128,000	130,864

Bank of New York Mellon Corp. (The) sr. unsec.
unsub. notes 1.969s, 2017	105,000	106,444

Bank of Nova Scotia sr. unsec.
unsub. notes 1 3/8s, 2017 (Canada)	130,000	129,502

Barclays Bank PLC 144A sub. notes 10.179s, 2021
(United Kingdom)	95,000	125,148

BBVA International Preferred SAU company
guaranty jr. unsec. sub. FRB 5.919s, perpetual
maturity (Spain)	95,000	97,375

Bear Stearns Cos., LLC (The) sr. unsec.
unsub. notes 7 1/4s, 2018	22,000	24,922

Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. unsub. notes 4.3s, 2043	29,000	27,976

BNP Paribas SA company guaranty sr. unsec.
unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)	140,000	140,173

20 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Financials cont.
BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s,
2017 (France)	$40,000	$40,628

Camden Property Trust sr. unsec. notes 4 7/8s, 2023 R	65,000	69,842

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022	55,000	56,722

CBL & Associates LP company guaranty sr. unsec.
unsub. notes 5 1/4s, 2023 R	95,000	97,686

CBRE Services, Inc. company guaranty sr. unsec.
notes 5 1/4s, 2025	5,000	5,175

CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 5s, 2023	13,000	13,130

CIT Group, Inc. sr. unsec. notes 5s, 2023	10,000	9,975

CIT Group, Inc. sr. unsec. notes 5s, 2022	17,000	16,830

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020	14,000	14,595

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018	13,000	13,439

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019	7,000	6,948

CIT Group, Inc. 144A company
guaranty notes 6 5/8s, 2018	24,000	25,470

CIT Group, Inc. 144A company
guaranty notes 5 1/2s, 2019	17,000	17,723

Citigroup, Inc. jr. unsec. sub. FRB Ser. P,
5.95s, perpetual maturity	20,000	19,304

Citigroup, Inc. jr. unsec. sub. FRN 5 7/8s,
perpetual maturity	9,000	9,090

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019	3,000	3,659

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017	130,000	135,819

CNO Financial Group, Inc. sr. unsec.
unsub. notes 5 1/4s, 2025	30,000	30,486

CNO Financial Group, Inc. sr. unsec.
unsub. notes 4 1/2s, 2020	10,000	10,150

Communications Sales & Leasing, Inc. 144A company
guaranty sr. unsec. notes 8 1/4s, 2023 R	5,000	4,913

Community Choice Financial, Inc. company
guaranty sr. notes 10 3/4s, 2019	10,000	5,113

Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands (Rabobank Nederland) company
guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)	116,000	119,820

Credit Acceptance Corp. company
guaranty sr. unsec. bonds 6 1/8s, 2021	13,000	13,033

Credit Acceptance Corp. 144A company
guaranty sr. unsec. notes 7 3/8s, 2023	5,000	5,163

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020 R	50,000	61,207

Deutsche Bank AG/London sr. unsec. notes 6s, 2017
(United Kingdom)	128,000	139,271

DFC Finance Corp. 144A company
guaranty sr. notes 10 1/2s, 2020	15,000	11,363

Duke Realty LP company guaranty sr. unsec.
unsub. notes 4 3/8s, 2022 R	32,000	33,436

E*Trade Financial Corp. sr. unsec.
unsub. notes 5 3/8s, 2022	10,000	10,250

E*Trade Financial Corp. sr. unsec.
unsub. notes 4 5/8s, 2023	10,000	9,875

EPR Properties unsec. notes 5 1/4s, 2023 R	65,000	68,149

Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4 7/8s, 2024	30,000	29,100

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s,
perpetual maturity	20,000	18,750

Five Corners Funding Trust 144A unsec.
bonds 4.419s, 2023	135,000	139,627

GE Capital Trust I unsec. sub. FRB 6 3/8s, 2067	135,000	144,180

General Electric Capital Corp. sr. unsec.
notes 6 3/4s, 2032	205,000	266,141

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Financials cont.
General Electric Capital Corp. sr. unsec.
notes Ser. MTN, 5.4s, 2017	$129,000	$137,850

Genworth Holdings, Inc. company guaranty jr.
unsec. sub. FRB 6.15s, 2066	65,000	39,650

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	170,000	199,848

Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes Ser. GLOB, 2 3/8s, 2018	130,000	131,977

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	24,000	28,149

Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 5 1/8s, 2022	35,000	38,773

HBOS PLC 144A unsec. sub. bonds 6s, 2033
(United Kingdom)	40,000	43,095

HCP, Inc. sr. unsec. notes 4 1/4s, 2023 R	70,000	70,566

Healthcare Realty Trust, Inc. sr. unsec.
unsub. notes 3 7/8s, 2025 R	30,000	28,936

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	60,000	64,055

Hospitality Properties Trust sr. unsec.
unsub. notes 4 1/2s, 2025 R	5,000	4,918

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021	146,000	168,908

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A
sr. unsec. notes 8 1/8s, 2019 ‡‡	5,000	4,975

HUB International, Ltd. 144A sr. unsec.
notes 7 7/8s, 2021	20,000	20,400

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6s, 2020	30,000	30,975

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5 7/8s, 2022	17,000	17,319

ING Bank NV 144A unsec. sub. notes 5.8s, 2023
(Netherlands)	235,000	256,060

International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019	4,000	4,335

International Lease Finance Corp. sr. unsec.
unsub. notes 5 7/8s, 2022	14,000	15,085

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018 R	13,000	13,618

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s,
perpetual maturity	90,000	95,198

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017	130,000	131,318

KKR Group Finance Co. III, LLC 144A company
guaranty sr. unsec. unsub. bonds 5 1/8s, 2044	30,000	28,763

Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. bonds 7.8s, 2037	55,000	65,175

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN
6.657s, perpetual maturity (United Kingdom)	25,000	28,031

Macquarie Bank, Ltd. 144A sr. unsec. notes 3.45s,
2015 (Australia)	35,000	35,059

Merrill Lynch & Co., Inc. unsec.
sub. notes 6.11s, 2037	270,000	302,604

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016	130,000	136,761

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023 R	75,000	77,782

Morgan Stanley sr. unsec. notes 4 3/4s, 2017	98,000	103,385

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 7/8s, 2021 R	10,000	10,563

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. unsub. notes
6 3/8s, 2022 R	45,000	48,094

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2020	30,000	29,925

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Financials cont.
Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6 1/2s, 2021	$15,000	$13,969

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	45,000	60,277

Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022	32,000	34,200

Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045	30,000	27,000

Ocwen Financial Corp. 144A company
guaranty sr. unsec. notes 7 1/8s, 2019	10,000	9,350

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	90,000	95,871

OneMain Financial Holdings, Inc. 144A company
guaranty sr. unsec. notes 6 3/4s, 2019	15,000	15,638

OneMain Financial Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 1/4s, 2021	10,000	10,375

Peachtree Corners Funding Trust 144A company
guaranty sr. unsec. unsub. bonds 3.976s, 2025	105,000	104,125

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019	8,000	8,460

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021	14,000	13,738

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	63,000	67,327

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037	65,000	67,763

Provident Funding Associates LP/PFG Finance Corp.
144A company guaranty sr. unsec. notes 6 3/4s, 2021	20,000	19,000

Prudential Financial, Inc. jr. unsec. sub. FRN
8 7/8s, 2038	30,000	34,988

Prudential Financial, Inc. jr. unsec. sub. FRN
5 5/8s, 2043	71,000	73,396

Prudential Financial, Inc. jr. unsec. sub. FRN
5.2s, 2044	25,000	24,719

Realty Income Corp. sr. unsec. notes 4.65s, 2023 R	25,000	26,281

Royal Bank of Canada sr. unsec.
unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)	130,000	132,217

Royal Bank of Scotland Group PLC unsec.
sub. notes 6s, 2023 (United Kingdom)	20,000	21,179

Royal Bank of Scotland Group PLC unsec.
sub. notes 5 1/8s, 2024 (United Kingdom)	125,000	124,848

Royal Bank of Scotland Group PLC unsec.
sub. notes 4.7s, 2018 (United Kingdom)	115,000	118,835

Santander Holdings USA, Inc./PA sr. unsec.
unsub. notes 4 5/8s, 2016	21,000	21,548

Santander Issuances SAU 144A company guaranty
sr. unsec. unsub. notes 5.911s, 2016 (Spain)	100,000	103,866

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020 R	10,000	10,224

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018 R	10,000	10,135

Simon Property Group LP sr. unsec.
unsub. notes 3 3/8s, 2022 R	10,000	10,150

Simon Property Group LP 144A sr. unsec.
unsub. notes 1 1/2s, 2018 R	118,000	117,775

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019	5,000	4,931

Springleaf Finance Corp. sr. unsec.
unsub. notes 7 3/4s, 2021	10,000	10,850

Springleaf Finance Corp. sr. unsec.
unsub. notes 6s, 2020	7,000	7,078

Standard Chartered Bank 144A unsec.
sub. notes 8s, 2031 (United Kingdom)	115,000	149,261

State Street Capital Trust IV company
guaranty jr. unsec. sub. FRB 1.286s, 2037	75,000	64,969

Swiss Re Treasury US Corp. 144A company
guaranty sr. unsec. notes 4 1/4s, 2042	90,000	86,839

Putnam VT Global Asset Allocation Fund 21

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Financials cont.
TMX Finance, LLC/TitleMax Finance Corp. 144A
sr. notes 8 1/2s, 2018	$5,000	$4,100

Travelers Property Casualty Corp. sr. unsec.
unsub. bonds 7 3/4s, 2026	40,000	52,686

Vnesheconombank Via VEB Finance PLC 144A
sr. unsec. unsub. notes 6.8s, 2025 (Russia)	300,000	269,250

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)	192,000	194,164

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	20,000	21,724

Walter Investment Management Corp. company
guaranty sr. unsec. unsub. notes 7 7/8s, 2021	13,000	12,058

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5 7/8s, perpetual maturity	10,000	10,200

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017	128,000	130,171

Westpac Banking Corp. sr. unsec. bonds 3s, 2015
(Australia)	15,000	15,160

Westpac Banking Corp. sr. unsec. notes 4 7/8s,
2019 (Australia)	80,000	88,732

Westpac Banking Corp. sr. unsec.
unsub. notes 1.55s, 2018 (Australia)	24,000	23,946

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024 R	30,000	30,077

ZFS Finance USA Trust V 144A FRB 6 1/2s, 2037	55,000	57,200

		8,763,816
Health care (1.4%)
AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022	80,000	77,404

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017	116,000	116,304

Acadia Healthcare Co., Inc. company
guaranty sr. unsec. notes 6 1/8s, 2021	35,000	36,050

Acadia Healthcare Co., Inc. company
guaranty sr. unsec. notes 5 1/8s, 2022	15,000	14,888

Actavis Funding SCS company guaranty sr. unsec.
unsub. notes 4 3/4s, 2045 (Luxembourg)	53,000	50,459

Actavis Funding SCS company guaranty sr. unsec.
unsub. notes 3.45s, 2022 (Luxembourg)	26,000	25,754

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	38,000	47,816

Amgen, Inc. sr. unsec. notes 3.45s, 2020	125,000	129,371

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017	130,000	132,050

AstraZeneca PLC sr. unsec. unsub. notes 6.45s,
2037 (United Kingdom)	71,000	90,362

AstraZeneca PLC sr. unsub. notes 5.9s, 2017
(United Kingdom)	130,000	142,804

Capsugel SA 144A sr. unsec. notes 7s,
2019 (Luxembourg) ‡‡	14,000	14,247

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022	20,000	20,600

CHS/Community Health Systems, Inc. company
guaranty sr. notes 5 1/8s, 2021	3,000	3,056

CHS/Community Health Systems, Inc. company
guaranty sr. notes 5 1/8s, 2018	3,000	3,075

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2022	3,000	3,165

Cigna Corp. sr. unsec. unsub. notes 4 1/2s, 2021	80,000	86,980

Concordia Healthcare Corp. 144A company
guaranty sr. unsec. notes 7s, 2023 (Canada)	15,000	15,000

Crimson Merger Sub, Inc. 144A sr. unsec.
notes 6 5/8s, 2022	23,000	20,183

DaVita HealthCare Partners, Inc. company
guaranty sr. unsec. notes 5 1/8s, 2024	5,000	4,916

DaVita HealthCare Partners, Inc. company
guaranty sr. unsec. sub. notes 5s, 2025	5,000	4,813

DPx Holdings BV 144A sr. unsec. notes 7 1/2s,
2022 (Netherlands)	33,000	34,403

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Health care cont.
Endo Finance, LLC 144A company
guaranty sr. unsec. notes 5 3/4s, 2022	$17,000	$17,213

Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 3/8s, 2023	10,000	9,875

Halyard Health, Inc. 144A sr. unsec.
notes 6 1/4s, 2022	15,000	15,713

HCA, Inc. company guaranty sr. notes 5s, 2024	25,000	25,438

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019	10,000	10,075

HCA, Inc. company guaranty sr. unsec.
bonds 5 3/8s, 2025	5,000	5,082

HCA, Inc. sr. notes 6 1/2s, 2020	52,000	58,110

HCA, Inc. sr. unsec. notes 7 1/2s, 2022	4,000	4,595

Hologic, Inc. 144A sr. unsec. notes 5 1/4s, 2022	10,000	10,213

Jaguar Holding Co. I 144A sr. unsec.
notes 9 3/8s, 2017 ‡‡	20,000	20,424

Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
144A sr. unsec. notes 9 1/2s, 2019	30,000	31,950

JLL/Delta Dutch Pledgeco BV 144A sr. unsec.
notes 8 3/4s, 2020 (Netherlands) ‡‡	10,000	10,150

Johnson & Johnson sr. unsec. notes 5.15s, 2018	81,000	90,001

Kinetic Concepts, Inc./KCI USA, Inc. company
guaranty notes 10 1/2s, 2018	25,000	26,625

Mallinckrodt International Finance SA/Mallinckrodt
CB, LLC 144A company guaranty sr. unsec.
unsub. notes 5 1/2s, 2025 (Luxembourg)	10,000	9,725

Medtronic PLC 144A sr. unsec. notes 4 3/8s, 2035	28,000	27,785

Medtronic PLC 144A sr. unsec. notes 3 1/2s, 2025	27,000	26,908

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018	112,000	111,558

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 4.95s, 2024 R	45,000	46,027

Omega Healthcare Investors, Inc. 144A company
guaranty sr. unsec. notes 4 1/2s, 2027 R	75,000	71,531

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022	5,000	5,350

Service Corporation International sr. unsec.
unsub. notes 6 3/4s, 2016	52,000	53,560

Service Corporation International sr. unsec.
unsub. notes 5 3/8s, 2024	23,000	24,035

Service Corporation International sr. unsec.
unsub. notes 5 3/8s, 2022	14,000	14,700

Sterigenics-Nordion Holdings, LLC 144A sr. unsec.
notes 6 1/2s, 2023	10,000	10,150

Teleflex, Inc. company guaranty sr. unsec.
notes 5 1/4s, 2024	10,000	10,127

Tenet Healthcare Corp. company
guaranty sr. bonds 4 1/2s, 2021	7,000	6,930

Tenet Healthcare Corp. company
guaranty sr. bonds 4 3/8s, 2021	9,000	8,798

Tenet Healthcare Corp. company
guaranty sr. notes 6 1/4s, 2018	24,000	26,160

Tenet Healthcare Corp. company
guaranty sr. notes 6s, 2020	20,000	21,325

Tenet Healthcare Corp. company
guaranty sr. notes 4 3/4s, 2020	3,000	3,047

Tenet Healthcare Corp. 144A company
guaranty sr. FRN 3.786s, 2020	15,000	15,131

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018	58,000	64,484

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4.7s, 2021	105,000	116,439

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 3.95s, 2042	90,000	81,556

22 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Health care cont.
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 2 3/4s, 2023	$90,000	$86,028

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 7s, 2020	3,000	3,120

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 3/8s, 2020	3,000	3,158

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5 1/2s, 2023	5,000	5,038

Valeant Pharmaceuticals International, Inc. 144A
sr. unsec. notes 6 1/8s, 2025	15,000	15,450

Valeant Pharmaceuticals International, Inc. 144A
sr. unsec. notes 5 7/8s, 2023	15,000	15,375

Valeant Pharmaceuticals International, Inc. 144A
sr. unsec. notes 5 3/8s, 2020	15,000	15,413

WellCare Health Plans, Inc. sr. unsec.
notes 5 3/4s, 2020	22,000	22,880

		2,330,952
Technology (1.0%)
ACI Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2020	25,000	26,313

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045	80,000	78,836

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043	27,000	24,453

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024	40,000	40,877

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019	5,000	5,048

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021	18,000	14,850

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	34,000	33,235

Cisco Systems, Inc. company guaranty sr. unsec.
unsub. notes 3.15s, 2017	135,000	140,203

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017	59,000	59,209

CommScope Technologies Finance, LLC 144A
sr. unsec. notes 6s, 2025	10,000	9,963

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017	130,000	129,807

Fidelity National Information Services, Inc.
company guaranty sr. unsec. unsub. notes 5s, 2022	17,000	17,945

First Data Corp. company guaranty sr. unsec.
notes 12 5/8s, 2021	9,000	10,395

First Data Corp. company guaranty sr. unsec.
sub. notes 11 3/4s, 2021	18,000	20,250

First Data Corp. 144A company
guaranty notes 8 1/4s, 2021	49,000	51,695

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 10 3/4s, 2020	2,000	2,115

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 5s, 2021	9,000	9,225

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022	10,000	10,600

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	85,000	93,003

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017	111,000	113,007

Honeywell International, Inc. sr. unsec.
unsub. notes 5 3/8s, 2041	55,000	64,856

Honeywell International, Inc. sr. unsec.
unsub. notes 4 1/4s, 2021	40,000	44,182

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022	140,000	130,602

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022	25,000	25,438

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017	130,000	129,954

Iron Mountain, Inc. company guaranty sr. unsec.
unsub. notes 6s, 2023 R	14,000	14,630

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018	11,000	12,458

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022	25,000	25,438

Micron Technology, Inc. 144A sr. unsec.
notes 5 1/4s, 2023	20,000	19,175

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041	25,000	28,251

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Technology cont.
Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	$85,000	$92,761

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040	35,000	38,710

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022	80,000	77,079

Plantronics, Inc. 144A company
guaranty sr. unsec. notes 5 1/2s, 2023	20,000	20,250

SunGard Data Systems, Inc. company
guaranty sr. unsec. sub. notes 6 5/8s, 2019	13,000	13,423

Syniverse Holdings, Inc. company
guaranty sr. unsec. notes 9 1/8s, 2019	13,000	11,440

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	21,000	23,528

Zebra Technologies Corp. 144A sr. unsec.
unsub. notes 7 1/4s, 2022	15,000	16,238

		1,679,442
Transportation (0.2%)
Air Medical Merger Sub Corp. 144A sr. unsec.
notes 6 3/8s, 2023	40,000	37,900

Burlington Northern Santa Fe, LLC sr. unsec.
notes 5.4s, 2041	35,000	38,513

Burlington Northern Santa Fe, LLC sr. unsec.
unsub. notes 5 3/4s, 2040	35,000	40,158

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044	70,000	64,103

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019	38,821	44,353

FedEx Corp. company guaranty sr. unsec.
unsub. notes 2 5/8s, 2022	15,000	14,538

United Airlines 2014-2 Class A Pass Through Trust
sr. notes Ser. A, 3 3/4s, 2026	45,000	44,550

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	12,685	13,604

Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6 3/8s, 2023	29,000	29,363

		327,082
Utilities and power (1.4%)
AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025	35,000	33,950

AES Corp./Virginia (The) sr. unsec.
unsub. notes 7 3/8s, 2021	27,000	29,599

AES Corp./Virginia (The) sr. unsec.
unsub. notes 4 7/8s, 2023	7,000	6,668

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	25,000	28,841

Arizona Public Services Co. sr. unsec.
notes 4 1/2s, 2042	15,000	15,177

Beaver Valley II Funding Corp. sr. bonds 9s, 2017	1,000	1,080

Calpine Corp. sr. unsec. notes 5 3/4s, 2025	35,000	34,038

Calpine Corp. 144A company guaranty sr. notes 6s, 2022	4,000	4,230

Calpine Corp. 144A company
guaranty sr. notes 5 7/8s, 2024	3,000	3,180

Colorado Interstate Gas Co., LLC sr. unsec.
debs. 6.85s, 2037	10,000	10,703

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036	28,000	33,352

Consolidated Edison Co. of New York, Inc.
sr. unsec. notes 7 1/8s, 2018	83,000	97,400

Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.2s, 2042	45,000	42,755

DPL, Inc. sr. unsec. notes 6 1/2s, 2016	5,000	5,200

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016	95,000	96,645

Dynegy, Inc. 144A company guaranty sr. unsec.
notes 6 3/4s, 2019	35,000	36,418

Electricite de France (EDF) 144A jr. unsec.
sub. FRN 5 5/8s, perpetual maturity (France)	150,000	151,905

Electricite de France (EDF) 144A sr. unsec.
notes 6.95s, 2039 (France)	20,000	25,948

Electricite de France (EDF) 144A sr. unsec.
notes 6 1/2s, 2019 (France)	60,000	69,247

Putnam VT Global Asset Allocation Fund 23

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Utilities and power cont.
Electricite de France (EDF) 144A unsec. sub. FRN
5 1/4s, perpetual maturity (France)	$290,000	$288,550

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. 144A notes 11 3/4s, 2022 (In default) †	15,869	18,070

Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s, 2020	13,000	14,658

Energy Transfer Partners LP sr. unsec.
unsub. notes 6 1/2s, 2042	30,000	31,068

Energy Transfer Partners LP sr. unsec.
unsub. notes 5.2s, 2022	25,000	26,183

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 4.85s, 2042	80,000	76,024

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2022	10,000	10,500

EP Energy, LLC/Everest Acquisition Finance, Inc.
sr. unsec. notes 9 3/8s, 2020	27,000	28,924

EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty sr. unsec. notes 6 3/8s, 2023	5,000	5,013

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023	49,000	49,306

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020	23,000	23,403

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018	4,000	4,080

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	35,000	38,605

Kansas Gas and Electric Co. bonds 5.647s, 2021	10,128	10,229

Kinder Morgan Energy Partners LP company
guaranty sr. unsec. unsub. notes 3.45s, 2023	25,000	23,545

Kinder Morgan Energy Partners LP sr. unsec.
unsub. notes 5.4s, 2044	12,000	10,901

Kinder Morgan Energy Partners LP sr. unsec.
unsub. notes 3 1/2s, 2021	80,000	78,869

Kinder Morgan, Inc./DE sr. notes Ser. GMTN,
7 3/4s, 2032	17,000	19,483

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	39,000	45,944

MidAmerican Funding, LLC sr. bonds 6.927s, 2029	50,000	64,907

Nevada Power Co. mtge. notes 7 1/8s, 2019	40,000	47,056

NiSource Finance Corp. company
guaranty sr. unsec. notes 6 1/8s, 2022	25,000	28,879

NRG Energy, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2021	60,000	63,900

NRG Yield Operating, LLC 144A company
guaranty sr. unsec. notes 5 3/8s, 2024	10,000	10,075

NSTAR Electric Co. sr. unsec.
unsub. notes 2 3/8s, 2022 (Canada)	75,000	72,035

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022	25,000	26,336

Oncor Electric Delivery Co., LLC 144A
sr. bonds 3 3/4s, 2045	75,000	67,029

Pacific Gas & Electric Co. sr. unsec.
notes 6.05s, 2034	40,000	48,088

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016	76,000	79,473

PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 4.2s, 2022	60,000	63,122

Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5 1/2s, 2040	25,000	30,116

Puget Sound Energy, Inc. jr. sub. FRN Ser. A,
6.974s, 2067	103,000	94,503

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2022	14,000	14,903

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023	13,000	13,231

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Utilities and power cont.
Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5s, 2022	$10,000	$10,158

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4 1/2s, 2023	9,000	8,685

Southern Star Central Corp. 144A sr. unsec.
notes 5 1/8s, 2022	20,000	20,300

Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. 144A company
guaranty sr. notes 11 1/2s, 2020 (In default) †	13,000	7,930

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN
6.35s, 2067 (Canada)	30,000	28,500

Union Electric Co. sr. notes 6.4s, 2017	50,000	54,789

West Penn Power Co. 144A sr. bonds 5.95s, 2017	25,000	27,382

		2,411,088
Total corporate bonds and notes (cost $30,154,264)		$30,667,937

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (11.0%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.9%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from May 20, 2037
to November 20, 2039	$690,846	$790,064
3 1/2s, TBA, July 1, 2045	4,000,000	4,151,562

		4,941,626
U.S. Government Agency Mortgage Obligations (8.1%)
Federal National Mortgage Association
Pass-Through Certificates
6s, TBA, July 1, 2045	2,000,000	2,273,750
4 1/2s, TBA, July 1, 2045	1,000,000	1,081,172
4s, TBA, July 1, 2045	5,000,000	5,296,875
3s, TBA, July 1, 2045	3,000,000	2,987,813
3s, TBA, July 1, 2030	2,000,000	2,071,406

		13,711,016
Total U.S. government and agency mortgage
obligations (cost $18,658,002)		$18,652,642

MORTGAGE-BACKED SECURITIES (2.8%)*	Principal amount	Value

Agency collateralized mortgage obligations (0.4%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 25.047s, 2037	$19,327	$30,089
IFB Ser. 3072, Class SM, 23.116s, 2035	24,989	37,392
IFB Ser. 3072, Class SB, 22.97s, 2035	23,155	34,514
IFB Ser. 3249, Class PS, 21.663s, 2036	21,593	31,558
IFB Ser. 3065, Class DC, 19.304s, 2035	46,684	67,221
IFB Ser. 2990, Class LB, 16.472s, 2034	37,037	48,955
IFB Ser. 310, Class S4, IO, 5.765s, 2043	92,498	22,692
IFB Ser. 308, Class S1, IO, 5.765s, 2043	169,746	41,756
IFB Ser. 314, Class AS, IO, 5.705s, 2043	200,997	48,320

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.881s, 2036	35,463	54,341
IFB Ser. 05-45, Class DA, 23.734s, 2035	47,263	71,190
IFB Ser. 07-53, Class SP, 23.514s, 2037	30,157	45,641
IFB Ser. 05-75, Class GS, 19.689s, 2035	15,499	20,968
Ser. 06-46, Class OC, PO, zero %, 2036	11,705	10,261

Government National Mortgage Association
IFB Ser. 13-129, Class CS, IO, 5.963s, 2042	188,034	27,301
Ser. 10-9, Class UI, IO, 5s, 2040	152,599	31,510
Ser. 13-14, IO, 3 1/2s, 2042	538,391	70,723
Ser. 12-141, Class WI, IO, 3 1/2s, 2041	625,140	77,080

		771,512

24 Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED SECURITIES (2.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities (1.8%)
Banc of America Commercial Mortgage Trust
FRB Ser. 07-3, Class A3, 5.749s, 2049	$83,637	$83,577
Ser. 07-2, Class A2, 5.634s, 2049	2,831	2,840
Ser. 06-5, Class A3, 5.39s, 2047	58,000	58,000
FRB Ser. 07-1, Class XW, IO, 0.503s, 2049	815,005	5,760

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 07-5, Class XW, IO, 0.497s, 2051	1,790,074	13,288

Banc of America Merrill Lynch Commercial
Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.448s, 2041	73,723	1,036
FRB Ser. 04-4, Class XC, IO, 0.26s, 2042	139,412	242

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 6.082s, 2050	77,000	79,741
FRB Ser. 04-PR3I, Class X1, IO, 0.486s, 2041	53,437	115

Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW14, Class X1, IO, 0.829s, 2038	1,234,717	17,484

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1,
Class X, IO, 1.686s, 2029	27,830	1,125

CD Commercial Mortgage Trust 144A Ser. 07-CD4,
Class XW, IO, 0.548s, 2049	1,155,974	9,248

Citigroup Commercial Mortgage Trust 144A FRB
Ser. 06-C5, Class XC, IO, 0.733s, 2049	6,200,083	55,801

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049	91,000	93,076
FRB Ser. 05-LP5, Class D, 4.934s, 2043	93,820	93,849
Ser. 14-UBS6, Class C, 4.616s, 2047	61,000	59,330
FRB Ser. 13-CR13, Class AM, 4.449s, 2023	57,000	62,112
FRB Ser. 14-CR18, Class XA, IO, 1.453s, 2047	384,944	28,266
FRB Ser. 14-CR16, Class XA, IO, 1.425s, 2047	450,682	31,307
FRB Ser. 14-CR17, Class XA, IO, 1.362s, 2047	751,587	51,910
FRB Ser. 14-UBS6, Class XA, IO, 1.23s, 2047	1,011,054	68,317
FRB Ser. 14-LC17, Class XA, IO, 1.179s, 2047	508,013	28,519
FRB Ser. 13-CR13, Class XA, IO, 1.16s, 2023	680,186	34,873
FRB Ser. 06-C8, Class XS, IO, 0.715s, 2046	5,299,097	29,667

Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C2, Class AX, IO, 0.217s, 2049	6,160,738	18,482

Credit Suisse First Boston Mortgage
Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	32,961	35,680
FRB Ser. 02-CP3, Class AX, IO, 1.496s, 2035	5,370	132

First Union National Bank-Bank of America, NA
Commercial Mortgage Trust 144A FRB Ser. 01-C1,
Class 3, IO, 2.2s, 2033	18,182	34

GCCFC Commercial Mortgage Trust
FRB Ser. 05-GG3, Class E, 5.087s, 2042	55,000	54,929
FRB Ser. 05-GG3, Class D, 4.986s, 2042	43,000	43,159

GE Business Loan Trust 144A FRB Ser. 04-2,
Class D, 2.936s, 2032	12,303	11,072

GE Capital Commercial Mortgage Corp. 144A FRB
Ser. 05-C3, Class XC, IO, 0.219s, 2045	8,162,168	80

GE Commercial Mortgage Corp. Trust 144A
Ser. 07-C1, Class XC, IO, 0 3/8s, 2049	7,564,052	26,005

GMAC Commercial Mortgage Securities, Inc. Trust
Ser. 04-C2, Class A4, 5.301s, 2038	418	419

GMAC Commercial Mortgage Securities, Inc. Trust
144A FRB Ser. 05-C1, Class X1, IO, 0.693s, 2043	484,850	871

GS Mortgage Securities Corp. II Ser. 05-GG4,
Class B, 4.841s, 2039	20,459	20,434

GS Mortgage Securities Trust 144A
FRB Ser. 06-GG8, Class X, IO, 0.763s, 2039	7,953,480	33,961
FRB Ser. 06-GG6, Class XC, IO, 0.13s, 2038	1,329,737	408

MORTGAGE-BACKED SECURITIES (2.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051	$29,500	$30,625
FRB Ser. 06-LDP7, Class B, 6.1s, 2045	107,000	76,868
Ser. 06-LDP8, Class B, 5.52s, 2045	36,000	36,103
Ser. 06-LDP8, Class AJ, 5.48s, 2045	138,000	140,016
FRB Ser. 13-C10, Class C, 4.295s, 2047	83,000	83,151
FRB Ser. 06-LDP8, Class X, IO, 0.689s, 2045	1,198,994	5,376
FRB Ser. 07-LDPX, Class X, IO, 0.469s, 2049	3,384,060	33,617

JPMorgan Chase Commercial Mortgage Securities
Trust 144A FRB Ser. 05-CB12, Class X1, IO,
0.466s, 2037	842,546	1,003

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	14,892	15,786
Ser. 98-C4, Class H, 5.6s, 2035	37,892	39,277

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038	44,804	44,881
Ser. 06-C1, Class AJ, 5.276s, 2041	39,000	39,450

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C4, Class H, 6.813s, 2036	100,000	99,880
FRB Ser. 06-C6, Class XCL, IO, 0.856s, 2039	8,130,637	57,606
FRB Ser. 06-C7, Class XCL, IO, 0.854s, 2038	1,759,984	14,097
FRB Ser. 06-C7, Class XW, IO, 0.854s, 2038	997,484	7,990
FRB Ser. 05-C5, Class XCL, IO, 0.518s, 2040	1,444,114	6,483
FRB Ser. 05-C7, Class XCL, IO, 0.271s, 2040	1,069,677	1,553
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040	45,176	3

Merrill Lynch Mortgage Trust FRB Ser. 07-C1,
Class A3, 6.029s, 2050	25,162	25,287

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.591s, 2039	76,464	135
FRB Ser. 05-MCP1, Class XC, IO, 0.517s, 2043	289,442	67

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.924s, 2044	42,452	573
FRB Ser. 06-C4, Class X, IO, 6.443s, 2045	271,239	36,807

ML-CFC Commercial Mortgage Trust FRB Ser. 06-2,
Class AJ, 6.066s, 2046	27,000	27,846

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.562s, 2046	72,000	73,653
FRB Ser. 14-C17, Class XA, IO, 1.437s, 2047	462,854	34,015
FRB Ser. 13-C12, Class XA, IO, 1.154s, 2046	784,672	36,984

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.861s, 2049	12,500	12,525
Ser. 07-IQ14, Class A2, 5.61s, 2049	44,427	44,841

Morgan Stanley Capital I Trust 144A FRB
Ser. 11-C3, Class E, 5.355s, 2049	41,000	42,453

Morgan Stanley Re-REMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.246s, 2043	83,755	84,090

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123s, 2049	50,000	53,397
FRB Ser. 12-C4, Class XA, IO, 1.984s, 2045	238,845	22,779

Wachovia Bank Commercial Mortgage Trust FRB
Ser. 07-C34, IO, 0.463s, 2046	1,281,877	9,614

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C18, Class XC, IO, 0.195s, 2042	238,288	83
FRB Ser. 06-C26, Class XC, IO, 0.183s, 2045	1,347,285	916

Wells Fargo Commercial Mortgage Trust 144A FRB
Ser. 13-LC12, Class D, 4.436s, 2046	100,000	94,268

WF-RBS Commercial Mortgage Trust Ser. 14-C19,
Class C, 4.646s, 2047	106,000	112,021

Putnam VT Global Asset Allocation Fund 25

MORTGAGE-BACKED SECURITIES (2.8%)* cont.		Principal amount	Value

Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.822s, 2044		$100,000	$106,500
FRB Ser. 11-C2, Class D, 5.648s, 2044		150,000	161,448
FRB Ser. 12-C10, Class D, 4.606s, 2045		39,000	37,074
Ser. 14-C19, Class D, 4.234s, 2047		15,000	13,509
FRB Ser. 12-C9, Class XA, IO, 2.352s, 2045		271,920	27,793
FRB Ser. 12-C10, Class XA, IO, 1.926s, 2045		632,853	58,444
FRB Ser. 13-C12, Class XA, IO, 1.622s, 2048		614,368	45,801

			3,051,837
Residential mortgage-backed securities (non-agency) (0.6%)
BCAP, LLC Trust FRB Ser. 15-RR5, Class 2A3,
1.216s, 2046		100,000	77,430

BCAP, LLC Trust 144A
FRB Ser. 12-RR10, Class 9A2, 2.708s, 2035		40,000	38,000
FRB Ser. 11-RR2, Class 2A7, 2.627s, 2036		83,275	57,460
FRB Ser. 15-RR2, Class 22A3, 0.374s, 2035		150,000	134,250

Bear Stearns Alt-A Trust FRB Ser. 05-9,
Class 11A1, 0.707s, 2035		85,373	72,635

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A1, 1.204s, 2035		75,963	61,245
FRB Ser. 06-OC2, Class 2A3, 0.477s, 2036		65,849	57,598

CSMC Trust 144A FRB Ser. 13-5R, Class 1A6,
0.449s, 2036		40,000	32,400

Nomura Resecuritization Trust 144A FRB
Ser. 15-1R, Class 6A9, 0.433s, 2047		100,000	62,000

RALI Trust FRB Ser. 07-QH6, Class A1, 0.377s, 2037		95,867	80,692

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C3, 0.677s, 2045		87,274	76,801
FRB Ser. 05-AR9, Class A1C3, 0.667s, 2045		96,344	88,637
FRB Ser. 05-AR13, Class A1B3, 0.547s, 2045		166,402	149,346

			988,494

Total mortgage-backed securities (cost $4,502,141)			$4,811,843

ASSET-BACKED SECURITIES (1.7%)*		Principal amount	Value

Station Place Securitization Trust FRB Ser. 14-3,
Class A, 1.056s, 2016		$1,765,000	$1,765,000

Station Place Securitization Trust 144A FRB
Ser. 14-2, Class A, 1.055s, 2016		1,193,000	1,193,000

Total asset-backed securities (cost $2,958,000)			$2,958,000

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.6%)*		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s,
2033 (Argentina) (In default) †		$56,082	$52,857

Argentina (Republic of) sr. unsec. bonds 7s,
2017 (Argentina)		40,000	39,040

Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015 (Argentina)		234,000	237,037

Argentina (Republic of) sr. unsec.
unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)		63,092	53,502

Argentina (Republic of) sr. unsec.
unsub. notes Ser. NY, 8.28s, 2033
(Argentina) (In default) †		234,140	225,126

Brazil (Federal Republic of) unsec. notes 10s,
2021 (Brazil) (units)	BRL	805	232,825

South Africa (Republic of) sr. unsec.
unsub. notes 4.665s, 2024 (South Africa)		$135,000	138,038

Total foreign government and agency bonds
and notes (cost $1,067,170)			$978,425

SENIOR LOANS (0.2%)* [c]		Principal amount		Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			$20,000	$19,296

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 11s, 2017			143,527	128,380

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B7, 11 1/2s, 2017			14,925	12,977

Caesars Growth Properties Holdings, LLC bank term
loan FRN 6 1/4s, 2021			49,500	41,828

CPG International, Inc. bank term loan FRN
Ser. B, 4 3/4s, 2020			25,000	24,750

Gates Global, LLC/Gates Global Co. bank term loan
FRN 4 1/4s, 2021			30,000	29,513

Neiman Marcus Group, Ltd., Inc. bank term loan
FRN 4 1/4s, 2020			24,539	24,377

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.671s, 2017			101,971	58,378

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.671s, 2017			1,047	599

Total senior loans (cost $395,652)				$340,098

PREFERRED STOCKS (0.1%)*			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			47	$47,492

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			680	17,666

HSBC USA, Inc. $0.88 pfd. (United Kingdom)			4,020	90,048

M/I Homes, Inc. Ser. A, $2.438 pfd.			880	23,302

Total preferred stocks (cost $152,567)				$178,508

INVESTMENT COMPANIES (—%)*			Shares	Value

Hercules Technology Growth Capital, Inc.			1,198	$13,837

Market Vectors Russia ETF (Russia) S			1,168	21,351

Market Vectors Vietnam ETF (Vietnam) S			438	8,164

Medley Capital Corp. S			2,490	22,186

Solar Capital, Ltd.			1,011	18,198

Total investment companies (cost $89,476)				$83,736

CONVERTIBLE BONDS AND NOTES (—%)*		Principal amount		Value

iStar Financial, Inc. cv. sr. unsec.
unsub. notes 3s, 2016 R			$10,000	$12,050

Jazz Technologies, Inc. company
guaranty cv. sr. unsec. bonds 8s, 2018			11,000	18,239

Total convertible bonds and notes (cost $20,287)				$30,289

CONVERTIBLE PREFERRED STOCKS (—%)*			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd. R			1,280	$29,400

Total convertible preferred stocks (cost $23,395)				$29,400

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Wuliangye Yibin
Co., Ltd. 144A (China)	4/15/16	$0.00	3,500	$17,892

Total warrants (cost $14,237)				$17,892

SHORT-TERM INVESTMENTS (19.3%)*		Principal amount/shares		Value

Putnam Cash Collateral Pool, LLC 0.24% [d]		Shares	1,823,920	$1,823,920

Putnam Short Term Investment Fund 0.10% L		Shares	28,574,622	28,574,622

U.S. Treasury Bills 0.02%, October 8, 2015 # §			$100,000	99,997

U.S. Treasury Bills 0.01%, October 1, 2015 §			263,000	262,988

U.S. Treasury Bills 0.02%, August 20, 2015 # §			25,000	24,999

U.S. Treasury Bills 0.02%, August 6, 2015 #			380,000	379,994

U.S. Treasury Bills 0.02%, July 23, 2015			40,000	39,999

U.S. Treasury Bills 0.02%, July 2, 2015 # §			1,600,000	1,599,999

Total short-term investments (cost $32,806,520)				$32,806,518

Total investments (cost $174,155,248)				$190,342,265

26 Putnam VT Global Asset Allocation Fund

Key to holding’s currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
USD / $	United States Dollar

Key to holding’s abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period

ETF	Exchange Traded Fund

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period

FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income.
The rate shown is the current interest rate at the close of the reporting period.

IO	Interest Only

OJSC	Open Joint Stock Company

PJSC	Public Joint Stock Company

PO	Principal Only

TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2015 through June 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $169,865,057.

† This security is non-income-producing.

ΔΔ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $35,022, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

d Affiliated company. See Note 1 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $43,086,017 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity. Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 6/30/15 (aggregate face value $32,284,040) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	Australian Dollar	Buy	7/15/15	$97,916	$96,421	$1,495

	British Pound	Buy	9/16/15	92,339	89,644	2,695

	Canadian Dollar	Sell	7/15/15	86,374	82,453	(3,921)

	Euro	Sell	9/16/15	2,492,882	2,452,915	(39,967)

	Mexican Peso	Buy	7/15/15	172,832	177,765	(4,933)

	New Zealand Dollar	Sell	7/15/15	165,293	172,023	6,730

	Norwegian Krone	Buy	9/16/15	9,804	9,859	(55)

	Swedish Krona	Sell	9/16/15	176,397	175,496	(901)

Barclays Bank PLC

	Australian Dollar	Buy	7/15/15	148,725	153,646	(4,921)

	British Pound	Buy	9/16/15	94,851	89,017	5,834

	Canadian Dollar	Buy	7/15/15	24,576	25,336	(760)

	Euro	Sell	9/16/15	4,018	4,999	981

	Hong Kong Dollar	Sell	8/19/15	126,626	126,649	23

	Japanese Yen	Buy	8/19/15	5,398	3,447	1,951

	Mexican Peso	Buy	7/15/15	169,057	174,910	(5,853)

	New Zealand Dollar	Sell	7/15/15	207,462	222,133	14,671

	Norwegian Krone	Buy	9/16/15	171,219	172,314	(1,095)

Putnam VT Global Asset Allocation Fund 27

FORWARD CURRENCY CONTRACTS at 6/30/15 (aggregate face value $32,284,040) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC cont.

	Singapore Dollar	Sell	8/19/15	$74,267	$79,703	$5,436

	Swedish Krona	Sell	9/16/15	443,905	438,373	(5,532)

	Swiss Franc	Sell	9/16/15	91,505	90,580	(925)

Citibank, N.A.

	Australian Dollar	Buy	7/15/15	175,786	173,259	2,527

	British Pound	Buy	9/16/15	2,166,827	2,103,064	63,763

	Canadian Dollar	Sell	7/15/15	482,462	470,833	(11,629)

	Chilean Peso	Buy	7/15/15	12,610	13,118	(508)

	Danish Krone	Sell	9/16/15	152,327	152,227	(100)

	Euro	Sell	9/16/15	1,580,414	1,557,805	(22,609)

	Japanese Yen	Sell	8/19/15	127,431	130,128	2,697

	Mexican Peso	Buy	7/15/15	172,953	178,954	(6,001)

	New Zealand Dollar	Buy	7/15/15	76,825	84,999	(8,174)

	Norwegian Krone	Buy	9/16/15	125,129	125,700	(571)

	Philippine Peso	Buy	8/19/15	87,804	88,674	(870)

	Swedish Krona	Sell	9/16/15	92,560	90,908	(1,652)

	Swiss Franc	Sell	9/16/15	965	956	(9)

Credit Suisse International

	Australian Dollar	Buy	7/15/15	470,073	472,607	(2,534)

	British Pound	Buy	9/16/15	15,861	18,018	(2,157)

	Canadian Dollar	Buy	7/15/15	36,583	52,418	(15,835)

	Euro	Sell	9/16/15	172,874	165,062	(7,812)

	Indian Rupee	Buy	8/19/15	180,965	178,531	2,434

	Japanese Yen	Buy	8/19/15	120,624	123,156	(2,532)

	New Zealand Dollar	Sell	7/15/15	199,272	214,321	15,049

	Norwegian Krone	Buy	9/16/15	16,399	16,517	(118)

	Singapore Dollar	Sell	8/19/15	181,032	183,612	2,580

	Swedish Krona	Sell	9/16/15	349,339	352,885	3,546

	Swiss Franc	Buy	9/16/15	565,116	559,332	5,784

Deutsche Bank AG

	Australian Dollar	Sell	7/15/15	89,204	84,441	(4,763)

	British Pound	Buy	9/16/15	96,736	93,921	2,815

	Canadian Dollar	Buy	7/15/15	264,246	268,735	(4,489)

	Canadian Dollar	Sell	7/15/15	265,047	261,385	(3,662)

	Euro	Buy	9/16/15	682,454	671,348	11,106

	New Zealand Dollar	Sell	7/15/15	53,203	47,044	(6,159)

	Norwegian Krone	Sell	9/16/15	165,630	166,476	846

	Polish Zloty	Sell	9/16/15	178,866	181,863	2,997

	Swedish Krona	Sell	9/16/15	130,510	128,122	(2,388)

	Swiss Franc	Sell	9/16/15	32,075	31,767	(308)

	Turkish Lira	Buy	9/16/15	23,475	23,331	144

Goldman Sachs International

	Australian Dollar	Buy	7/15/15	181,106	178,061	3,045

	British Pound	Buy	9/16/15	98,149	95,264	2,885

	Canadian Dollar	Sell	7/15/15	51,793	51,074	(719)

	Euro	Buy	9/16/15	62,833	61,801	1,032

	Japanese Yen	Buy	8/19/15	418,347	427,209	(8,862)

	New Zealand Dollar	Sell	7/15/15	89,009	85,890	(3,119)

	Norwegian Krone	Sell	9/16/15	54,709	54,986	277

28 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 6/30/15 (aggregate face value $32,284,040) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

HSBC Bank USA, National Association

	Australian Dollar	Buy	7/15/15	$19,969	$24,144	$(4,175)

	British Pound	Sell	9/16/15	1,650,482	1,601,819	(48,663)

	Canadian Dollar	Buy	7/15/15	50,992	50,332	660

	Euro	Buy	9/16/15	171,534	173,361	(1,827)

	Euro	Sell	9/16/15	171,869	168,995	(2,874)

	Japanese Yen	Sell	8/19/15	311,372	312,708	1,336

	New Zealand Dollar	Buy	7/15/15	78,382	85,643	(7,261)

	New Zealand Dollar	Sell	7/15/15	78,314	86,601	8,287

	Swedish Krona	Buy	9/16/15	6,367	6,254	113

JPMorgan Chase Bank N.A.

	Australian Dollar	Buy	7/15/15	103,698	95,790	7,908

	British Pound	Sell	9/16/15	1,175,438	1,144,930	(30,508)

	Canadian Dollar	Buy	7/15/15	151,695	160,878	(9,183)

	Euro	Sell	9/16/15	241,063	237,281	(3,782)

	Indian Rupee	Buy	8/19/15	18,118	17,922	196

	Japanese Yen	Sell	8/19/15	85,086	86,892	1,806

	Mexican Peso	Buy	7/15/15	166,330	172,046	(5,716)

	New Zealand Dollar	Sell	7/15/15	196,091	206,452	10,361

	Norwegian Krone	Buy	9/16/15	191,858	192,804	(946)

	Philippine Peso	Buy	8/19/15	87,804	88,388	(584)

	Singapore Dollar	Sell	8/19/15	173,242	174,560	1,318

	Swedish Krona	Sell	9/16/15	104,002	102,099	(1,903)

	Swiss Franc	Sell	9/16/15	10,620	10,511	(109)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	7/15/15	224,127	227,369	(3,242)

	British Pound	Buy	9/16/15	186,248	178,361	7,887

	Canadian Dollar	Buy	7/15/15	345,097	352,631	(7,534)

	Canadian Dollar	Sell	7/15/15	357,825	354,909	(2,916)

	Euro	Buy	9/16/15	111,157	111,244	(87)

	Japanese Yen	Sell	8/19/15	258,341	261,750	3,409

	New Zealand Dollar	Sell	7/15/15	179,372	188,659	9,287

	Norwegian Krone	Buy	9/16/15	179,890	180,247	(357)

	Singapore Dollar	Sell	8/19/15	173,094	172,329	(765)

	Swedish Krona	Sell	9/16/15	438,263	431,744	(6,519)

State Street Bank and Trust Co.

	Australian Dollar	Buy	7/15/15	44,101	46,873	(2,772)

	Brazilian Real	Buy	7/2/15	176,450	175,636	814

	Brazilian Real	Sell	7/2/15	176,450	179,164	2,714

	Brazilian Real	Buy	10/2/15	170,754	173,525	(2,771)

	British Pound	Sell	9/16/15	120,292	116,761	(3,531)

	Canadian Dollar	Sell	7/15/15	314,678	305,086	(9,592)

	Chilean Peso	Buy	7/15/15	172,213	174,412	(2,199)

	Euro	Buy	9/16/15	431,793	424,598	7,195

	Hungarian Forint	Buy	9/16/15	175,878	177,900	(2,022)

	Japanese Yen	Sell	8/19/15	256,926	263,418	6,492

	New Zealand Dollar	Sell	7/15/15	127,117	129,208	2,091

	Norwegian Krone	Buy	9/16/15	4,991	5,028	(37)

	Singapore Dollar	Sell	8/19/15	354,720	355,236	516

	Swedish Krona	Sell	9/16/15	79,922	81,498	1,576

	Swiss Franc	Sell	9/16/15	29,286	28,989	(297)

	Turkish Lira	Sell	9/16/15	28,951	28,770	(181)

Putnam VT Global Asset Allocation Fund 29

FORWARD CURRENCY CONTRACTS at 6/30/15 (aggregate face value $32,284,040) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG

	Australian Dollar	Buy	7/15/15	$107,476	$112,642	$(5,166)

	British Pound	Buy	9/16/15	1,037,087	1,006,456	30,631

	Canadian Dollar	Sell	7/15/15	129,601	127,846	(1,755)

	Chilean Peso	Buy	7/15/15	220	229	(9)

	Euro	Buy	9/16/15	4,002,429	3,995,138	7,291

	Israeli Shekel	Buy	7/15/15	180,905	178,827	2,078

	Israeli Shekel	Sell	7/15/15	181,461	176,527	(4,934)

	Japanese Yen	Sell	8/19/15	55,271	56,447	1,176

	New Zealand Dollar	Sell	7/15/15	183,433	190,926	7,493

	Norwegian Krone	Buy	9/16/15	41,786	41,962	(176)

	Swedish Krona	Buy	9/16/15	1,667	1,635	32

WestPac Banking Corp.

	Australian Dollar	Sell	7/15/15	11,488	7,510	(3,978)

	Canadian Dollar	Sell	7/15/15	213,974	207,101	(6,873)

	Euro	Sell	9/16/15	245,416	241,474	(3,942)

	Japanese Yen	Sell	8/19/15	136,506	139,397	2,891

	New Zealand Dollar	Buy	7/15/15	198,247	216,683	(18,436)

Total						$(105,164)

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/15	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

Euro STOXX 50 Index
(Long)	27	$1,034,268	Sep-15	$(11,852)

FTSE 100 Index (Short)	10	1,020,370	Sep-15	26,527

MSCI EAFE Index Mini
(Short)	19	1,742,300	Sep-15	34,922

Russell 2000 Index Mini
(Short)	17	2,125,680	Sep-15	18,496

S&P 500 Index (Long)	1	513,600	Sep-15	(11,166)

S&P 500 Index E-Mini
(Long)	67	6,882,240	Sep-15	(149,712)

S&P 500 Index E-Mini
(Short)	33	3,389,760	Sep-15	103,739

S&P Mid Cap 400 Index
E-Mini (Long)	12	1,797,720	Sep-15	(33,624)

SPI 200 Index (Short)	8	832,811	Sep-15	13,089

U.S. Treasury Bond 30 yr
(Long)	9	1,357,594	Sep-15	(34,682)

U.S. Treasury Bond Ultra
30 yr (Long)	14	2,156,875	Sep-15	(63,061)

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/15	Number of		Expiration	appreciation/
(Unaudited) cont.	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr
(Long)	39	$48,538,563	Sep-15	$14,610

U.S. Treasury Note 2 yr
(Short)	26	5,692,375	Sep-15	(9,802)

U.S. Treasury Note 5 yr
(Long)	62	7,393,984	Sep-15	(608)

U.S. Treasury Note 10 yr
(Long)	22	2,775,781	Sep-15	(18,911)

Total				$(122,035)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/15
(premiums $38,821) (Unaudited)
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.
(6.00 Floor)/3 month
USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$218,000	$29,489

Total			$29,489

30 Putnam VT Global Asset Allocation Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

	Upfront				Unrealized
	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$384,000 E	$(4,408)	9/16/25	3 month USD-LIBOR-BBA	2.60%	$(1,253)

2,916,000 E	14,313	9/16/25	2.60%	3 month	(9,642)
				USD-LIBOR-BBA

2,785,500 E	(15,475)	9/16/20	3 month USD-LIBOR-BBA	2.00%	1,182

2,181,000 E	6,287	9/16/20	2.00%	3 month	(6,755)
				USD-LIBOR-BBA

4,611,000 E	(5,627)	9/16/17	3 month USD-LIBOR-BBA	1.25%	12,665

12,457,000 E	14,915	9/16/17	1.25%	3 month	(34,501)
				USD-LIBOR-BBA

92,000 E	(3,212)	9/16/45	3 month USD-LIBOR-BBA	3.10%	(352)

118,400 E	4,957	9/16/45	3.10%	3 month	1,275
				USD-LIBOR-BBA

Total	$11,750				$(37,381)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC
$15,157	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$8
				30 year Fannie Mae pools

172,729	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	64
				30 year Fannie Mae pools

3,213	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	5
				30 year Fannie Mae pools

9,305	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	10
				30 year Fannie Mae pools

73,174	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	52
				30 year Fannie Mae pools

187,040	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	268
				30 year Fannie Mae pools

91,735	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	132
				30 year Fannie Mae pools

15,508	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	17
				30 year Fannie Mae pools

50,342	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	56
				30 year Fannie Mae pools

36,504	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	41
				30 year Fannie Mae pools

41,940	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(172)
				30 year Fannie Mae pools

7,408	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	1
				30 year Fannie Mae pools

3,670	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	1
				30 year Fannie Mae pools

3,670	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	1
				30 year Fannie Mae pools

7,408	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	1
				30 year Fannie Mae pools

19,303	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	3
				30 year Fannie Mae pools

7,408	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	1
				30 year Fannie Mae pools

139,918	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	52
				30 year Fannie Mae pools

7,139	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	10
				30 year Fannie Mae pools

Putnam VT Global Asset Allocation Fund 31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
	$14,817	$—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	$3
					30 year Fannie Mae pools

	60,681	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	107
					30 year Fannie Mae pools

	5,711	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	8
					30 year Fannie Mae pools

	4,958	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(20)
					30 year Fannie Mae pools

	89,381	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	177
					30 year Fannie Mae pools

Citibank, N.A.
	36,052	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	52
					30 year Fannie Mae pools

baskets	59	—	12/17/15	(3 month USD-LIBOR-BBA	A basket (CGPUTQL2) of	(165,703)
				plus 42 bp)	common stocks

units	1,294	—	12/17/15	3 month USD-LIBOR-BBA	Russell 1000 Total Return	140,228
				plus 15 bp	Index

Credit Suisse International
	$297,666	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	395
					30 year Ginnie Mae II pools

	217,231	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	80
					30 year Fannie Mae pools

Goldman Sachs International
	37,420	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	20
					30 year Fannie Mae pools

	37,420	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	20
					30 year Fannie Mae pools

	9,806	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	4
					30 year Fannie Mae pools

	181,920	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	11
					30 year Fannie Mae pools

	348,098	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	129
					30 year Fannie Mae pools

Total		$—				$(23,938)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$273	$4,000	5/11/63	300 bp	$248

CMBX NA BBB– Index	BBB–/P	482	8,000	5/11/63	300 bp	431

CMBX NA BBB– Index	BBB–/P	926	15,000	5/11/63	300 bp	830

CMBX NA BBB– Index	BBB–/P	912	16,000	5/11/63	300 bp	810

Barclays Bank PLC
CMBX NA BBB– Index	BBB–/P	1,219	11,000	5/11/63	300 bp	1,149

CMBX NA BBB– Index	—	(52)	5,000	1/17/47	(300 bp)	86

Credit Suisse International
CMBX NA BBB– Index	BBB–/P	19	1,000	5/11/63	300 bp	13

CMBX NA BBB– Index	BBB–/P	62	8,000	5/11/63	300 bp	11

CMBX NA BBB– Index	BBB–/P	93	8,000	5/11/63	300 bp	42

CMBX NA BBB– Index	BBB–/P	796	10,000	5/11/63	300 bp	732

CMBX NA BBB– Index	BBB–/P	1,469	13,000	5/11/63	300 bp	1,386

CMBX NA BBB– Index	BBB–/P	1,007	13,000	5/11/63	300 bp	923

CMBX NA BBB– Index	BBB–/P	855	13,000	5/11/63	300 bp	772

32 Putnam VT Global Asset Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.

					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$1,118	$14,000	5/11/63	300 bp	$1,028

CMBX NA BBB– Index	BBB–/P	426	14,000	5/11/63	300 bp	336

CMBX NA BBB– Index	BBB–/P	215	14,000	5/11/63	300 bp	126

CMBX NA BBB– Index	BBB–/P	1,093	15,000	5/11/63	300 bp	997

CMBX NA BBB– Index	BBB–/P	1,226	16,000	5/11/63	300 bp	1,124

CMBX NA BBB– Index	BBB–/P	1,108	27,000	5/11/63	300 bp	935

CMBX NA BBB– Index	BBB–/P	70	9,000	1/17/47	300 bp	(178)

CMBX NA BBB– Index	BBB–/P	64	9,000	1/17/47	300 bp	(184)

CMBX NA BB Index	—	(89)	17,000	5/11/63	(500 bp)	8

CMBX NA BB Index	—	(210)	12,000	5/11/63	(500 bp)	(142)

CMBX NA BB Index	—	211	8,000	5/11/63	(500 bp)	257

CMBX NA BB Index	—	108	7,000	5/11/63	(500 bp)	148

CMBX NA BB Index	—	(22)	6,000	5/11/63	(500 bp)	12

CMBX NA BB Index	—	33	6,000	5/11/63	(500 bp)	67

CMBX NA BB Index	—	(46)	6,000	5/11/63	(500 bp)	(12)

CMBX NA BB Index	—	(57)	6,000	5/11/63	(500 bp)	(23)

CMBX NA BB Index	—	(55)	6,000	5/11/63	(500 bp)	(21)

CMBX NA BB Index	—	80	4,000	5/11/63	(500 bp)	103

CMBX NA BB Index	—	53	3,000	5/11/63	(500 bp)	70

CMBX NA BB Index	—	(16)	2,000	5/11/63	(500 bp)	—

CMBX NA BB Index	—	30	2,000	5/11/63	(500 bp)	41

CMBX NA BB Index	—	(6)	1,000	5/11/63	(500 bp)	—

CMBX NA BB Index	—	(233)	12,000	5/11/63	(500 bp)	(165)

CMBX NA BBB– Index	BBB–/P	43	1,000	5/11/63	300 bp	37

CMBX NA BBB– Index	BBB–/P	(30)	5,000	5/11/63	300 bp	(62)

CMBX NA BBB– Index	BBB–/P	(48)	5,000	5/11/63	300 bp	(80)

CMBX NA BBB– Index	BBB–/P	59	8,000	5/11/63	300 bp	4

CMBX NA BBB– Index	BBB–/P	119	10,000	5/11/63	300 bp	55

CMBX NA BBB– Index	BBB–/P	99	10,000	5/11/63	300 bp	35

CMBX NA BBB– Index	BBB–/P	(94)	10,000	5/11/63	300 bp	(158)

CMBX NA BBB– Index	BBB–/P	(100)	10,000	5/11/63	300 bp	(164)

CMBX NA BBB– Index	BBB–/P	(33)	10,000	5/11/63	300 bp	(97)

CMBX NA BBB– Index	BBB–/P	(33)	10,000	5/11/63	300 bp	(97)

CMBX NA BBB– Index	BBB–/P	(84)	10,000	5/11/63	300 bp	(148)

CMBX NA BBB– Index	BBB–/P	27	10,000	5/11/63	300 bp	(37)

CMBX NA BBB– Index	BBB–/P	(34)	10,000	5/11/63	300 bp	(98)

CMBX NA BBB– Index	BBB–/P	7	11,000	5/11/63	300 bp	(63)

CMBX NA BBB– Index	BBB–/P	526	11,000	5/11/63	300 bp	456

CMBX NA BBB– Index	BBB–/P	56	12,000	5/11/63	300 bp	(21)

CMBX NA BBB– Index	BBB–/P	73	12,000	5/11/63	300 bp	(4)

CMBX NA BBB– Index	BBB–/P	(217)	12,000	5/11/63	300 bp	(294)

CMBX NA BBB– Index	BBB–/P	8	12,000	5/11/63	300 bp	(68)

CMBX NA BBB– Index	BBB–/P	42	12,000	5/11/63	300 bp	(35)

CMBX NA BBB– Index	BBB–/P	286	12,000	5/11/63	300 bp	209

CMBX NA BBB– Index	BBB–/P	69	15,000	5/11/63	300 bp	(27)

CMBX NA BBB– Index	BBB–/P	(151)	15,000	5/11/63	300 bp	(247)

CMBX NA BBB– Index	BBB–/P	1,811	17,000	5/11/63	300 bp	1,703

CMBX NA BBB– Index	BBB–/P	(445)	23,000	5/11/63	300 bp	(592)

CMBX NA BBB– Index	BBB–/P	(362)	24,000	5/11/63	300 bp	(515)

CMBX NA BBB– Index	BBB–/P	(296)	24,000	5/11/63	300 bp	(449)

CMBX NA BBB– Index	BBB–/P	223	52,000	5/11/63	300 bp	(127)

CMBX NA BBB– Index	—	(516)	11,000	1/17/47	(300 bp)	(213)

Putnam VT Global Asset Allocation Fund 33

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.

					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Goldman Sachs International
CMBX NA BBB– Index	BBB–/P	$(90)	$13,000	5/11/63	300 bp	$(173)

CMBX NA BB Index	—	(95)	9,000	5/11/63	(500 bp)	(44)

CMBX NA BB Index	—	(58)	6,000	5/11/63	(500 bp)	(24)

CMBX NA BB Index	—	90	4,000	5/11/63	(500 bp)	113

CMBX NA BB Index	—	50	3,000	5/11/63	(500 bp)	67

CMBX NA BB Index	—	31	3,000	5/11/63	(500 bp)	48

CMBX NA BB Index	—	4	3,000	5/11/63	(500 bp)	21

CMBX NA BB Index	—	(4)	2,000	1/17/47	(500 bp)	45

CMBX NA BBB– Index	BBB–/P	(3)	1,000	5/11/63	300 bp	(9)

CMBX NA BBB– Index	BBB–/P	(55)	5,000	5/11/63	300 bp	(87)

CMBX NA BBB– Index	BBB–/P	(80)	10,000	5/11/63	300 bp	(144)

CMBX NA BBB– Index	BBB–/P	60	10,000	5/11/63	300 bp	(4)

CMBX NA BBB– Index	BBB–/P	(94)	10,000	5/11/63	300 bp	(158)

CMBX NA BBB– Index	BBB–/P	(100)	10,000	5/11/63	300 bp	(164)

CMBX NA BBB– Index	BBB–/P	(100)	10,000	5/11/63	300 bp	(164)

CMBX NA BBB– Index	BBB–/P	(40)	10,000	5/11/63	300 bp	(104)

CMBX NA BBB– Index	BBB–/P	126	11,000	5/11/63	300 bp	55

CMBX NA BBB– Index	BBB–/P	(199)	12,000	5/11/63	300 bp	(283)

CMBX NA BBB– Index	BBB–/P	8	1,000	1/17/47	300 bp	(20)

CMBX NA BBB– Index	BBB–/P	240	8,000	1/17/47	300 bp	15

Total		$13,858				$9,849

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2015. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

					Payments	Unrealized
		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	Date	fund per annum	(depreciation)

NA HY Series 24 Index	B+/P	$(378,562)	$5,322,240	6/20/20	500 bp	$(39,562)

NA IG Series 24 Index	BBB+/P	(47,122)	2,500,000	6/20/20	100 bp	(10,902)

Total		$(425,684)				$(50,464)

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2015. Securities rated by Putnam are indicated by “/P.”

34 Putnam VT Global Asset Allocation Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Basic materials	$4,439,131	$—	$—

Capital goods	6,991,675	7,232	—

Communication services	3,085,526	—	—

Conglomerates	241,537	—	—

Consumer cyclicals	13,489,029	—	—

Consumer staples	8,353,701	—	13,734

Energy	7,124,047	—	200

Financials	18,332,759	—	21,288

Health care	14,579,949	—	—

Technology	16,544,352	—	—

Transportation	2,477,411	—	—

Utilities and power	3,085,406	—	—

Total common stocks	98,744,523	7,232	35,222

Asset-backed securities	—	1,193,000	1,765,000

Convertible bonds and notes	—	30,289	—

Convertible preferred stocks	—	29,400	—

Corporate bonds and notes	—	30,667,936	1

Foreign government and agency bonds and notes	—	978,425	—

Investment companies	83,736	—	—

Mortgage-backed securities	—	4,500,783	311,060

Preferred stocks	107,714	70,794	—

Senior loans	—	340,098	—

U.S. government and agency mortgage obligations	—	18,652,642	—

Warrants	—	17,892	—

Short-term investments	28,574,622	4,231,896	—

Totals by level	$127,510,595	$60,720,387	$2,111,283

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(105,164)	$—

Futures contracts	(122,035)	—	—

Written swap options outstanding	—	(29,489)	—

Interest rate swap contracts	—	(49,131)	—

Total return swap contracts	—	(23,938)	—

Credit default contracts	—	371,211	—

Totals by level	$(122,035)	$163,489	$—

Putnam VT Global Asset Allocation Fund 35

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

				Change in net
	Balance	Accrued		unrealized			Net transfers	Balance
Investments in	as of	discounts/	Realized	appreciation/			in and/or out	as of
securities:	12/31/14	premiums	gain/(loss)	(depreciation)#	Purchases	Sales	of Level 3†	6/30/15

Common stocks*:

Consumer staples	$645	$—	$(4,938)	$3,143	$15,404	$(520)	$—	$13,734

Energy	200	—	—	—	—	—	—	$200

Financials	18,633	—	—	2,655	—	—	—	$21,288

Total common stocks	$19,478	—	(4,938)	5,798	15,404	(520)	—	$35,222

Asset-backed securities	2,958,000	—	—	—	—	—	$(1,193,000)	$1,765,000

Corporate bonds and notes	1	—	—	—	—	—	—	$1

Mortgage-backed securities	—	—	—	—	—	—	311,060	$311,060

Totals:	$2,977,479	—	$(4,938)	$5,798	$15,404	$(520)	$(881,940)	$2,111,283

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

† Transfers during the reporting period are accounted for using the end of period market value. Transfers in include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period. Transfers out include valuations where a secondary pricing source was obtained for certain securities.

# Includes $985 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

Level 3 securities, which are fair valued, are not material to the fund.

The accompanying notes are an integral part of these financial statements.

36 Putnam VT Global Asset Allocation Fund

Statement of assets and liabilities
6/30/15 (Unaudited)

Assets

Investment in securities, at value, including $1,791,466 of securities on loan (Note 1):

Unaffiliated issuers (identified cost $143,756,706)	$159,943,723

Affiliated issuers (identified cost $30,398,542) (Notes 1 and 5)	30,398,542

Cash	5,569

Foreign currency (cost $16,396) (Note 1)	17,491

Dividends, interest and other receivables	782,675

Receivable for shares of the fund sold	1,766

Receivable for investments sold	878,813

Receivable for variation margin (Note 1)	160,690

Unrealized appreciation on forward currency contracts (Note 1)	288,901

Unrealized appreciation on OTC swap contracts (Note 1)	157,505

Premium paid on OTC swap contracts (Note 1)	4,147

Total assets	192,639,822

Liabilities

Payable for investments purchased	305,249

Payable for purchases of delayed delivery securities (Note 1)	18,671,695

Payable for shares of the fund repurchased	843,984

Payable for compensation of Manager (Note 2)	83,680

Payable for custodian fees (Note 2)	50,858

Payable for investor servicing fees (Note 2)	19,310

Payable for Trustee compensation and expenses (Note 2)	128,480

Payable for administrative services (Note 2)	536

Payable for distribution fees (Note 2)	10,103

Payable for variation margin (Note 1)	126,461

Unrealized depreciation on OTC swap contracts (Note 1)	171,594

Premium received on OTC swap contracts (Note 1)	18,005

Unrealized depreciation on forward currency contracts (Note 1)	394,065

Written options outstanding, at value (premiums $38,821) (Notes 1 and 3)	29,489

Collateral on securities loaned, at value (Note 1)	1,823,920

Other accrued expenses	97,336

Total liabilities	22,774,765

Net assets	$169,865,057

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$145,836,213

Undistributed net investment income (Note 1)	635,709

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	7,525,198

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	15,867,937

Total — Representing net assets applicable to capital shares outstanding	$169,865,057

Computation of net asset value Class IA

Net assets	$122,437,262

Number of shares outstanding	7,020,517

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$17.44

Computation of net asset value Class IB

Net assets	$47,427,795

Number of shares outstanding	2,693,236

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$17.61

The accompanying notes are an integral part of these financial statements.
Putnam VT Global Asset Allocation Fund 37

Statement of operations
Six months ended 6/30/15 (Unaudited)

Investment income

Dividends (net of foreign tax of $32,319)	$1,094,570

Interest (net of foreign tax of $3 ) (including interest income of $13,970 from investments in affiliated issuers) (Note 5)	993,933

Securities lending (Note 1)	14,217

Total investment income	2,102,720

Expenses

Compensation of Manager (Note 2)	520,165

Investor servicing fees (Note 2)	62,558

Custodian fees (Note 2)	68,376

Trustee compensation and expenses (Note 2)	5,421

Distribution fees (Note 2)	62,392

Administrative services (Note 2)	1,787

Auditing and tax fees	61,200

Other	47,903

Total expenses	829,802
Expense reduction (Note 2)	(1,626)

Net expenses	828,176
Net investment income	1,274,544
Net realized gain on investments (Notes 1 and 3)	6,976,330

Net realized loss on swap contracts (Note 1)	(83,495)

Net realized gain on futures contracts (Note 1)	1,189,817

Net realized gain on foreign currency transactions (Note 1)	989,478

Net realized loss on written options (Notes 1 and 3)	(6,338)

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(518,693)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the period	(5,087,424)

Net gain on investments	3,459,675

Net increase in net assets resulting from operations	$4,734,219

The accompanying notes are an integral part of these financial statements.

38 Putnam VT Global Asset Allocation Fund

Statement of changes in net assets

	Six months ended	Year ended
	6/30/15*	12/31/14

Decrease in net assets

Operations:

Net investment income	$1,274,544	$3,135,367

Net realized gain on investments and foreign currency transactions	9,065,792	17,779,049

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(5,606,117)	(3,562,741)

Net increase in net assets resulting from operations	4,734,219	17,351,675

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(3,050,541)	(3,614,111)

Class IB	(1,070,274)	(1,320,005)

Net realized short-term gain on investments

Class IA	(3,024,960)	—

Class IB	(1,196,784)	—

From net realized long-term gain on investments

Class IA	(8,646,397)	(5,485,451)

Class IB	(3,420,830)	(2,257,825)

Increase (decrease) from capital share transactions (Note 4)	2,647,222	(19,508,839)

Total decrease in net assets	(13,028,345)	(14,834,556)

Net assets:

Beginning of period	182,893,402	197,727,958

End of period (including undistributed net investment income of $635,709 and $3,481,980, respectively)	$169,865,057	$182,893,402

* Unaudited.

The accompanying notes are an integral part of these financial statements.
Putnam VT Global Asset Allocation Fund 39

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Class IA

6/30/15†	$19.21	.14	.40	.54	(.48)	(1.83)	(2.31)	$17.44	2.65*	$122,437	.43*	.75*	173e*

12/31/14	18.77	.32	1.40	1.72	(.51)	(.77)	(1.28)	19.21	9.66	131,554.87		1.73	339e

12/31/13	16.01	.31	2.81	3.12	(.36)	—	(.36)	18.77	19.78	139,872.89		1.82	164f

12/31/12	14.11	.34	1.71	2.05	(.15)	—	(.15)	16.01	14.58	135,792.89		2.20	200 [f]

12/31/11	14.79	.33	(.33)	— g	(.68)	—	(.68)	14.11	(.18)	138,271.88		2.27	131 [f]

12/31/10	13.64	.38	1.59	1.97	(.82)	—	(.82)	14.79	14.95	159,677	.87 [h]	2.75	159 [f]

Class IB

6/30/15†	$19.35	.12	.39	.51	(.42)	(1.83)	(2.25)	$17.61	2.50 *	$47,428	.55*	.62*	173 [e]*

12/31/14	18.88	.28	1.41	1.69	(.45)	(.77)	(1.22)	19.35	9.42	51,339	1.12	1.48	339 [e]

12/31/13	16.10	.27	2.83	3.10	(.32)	—	(.32)	18.88	19.49	57,856	1.14	1.58	164 [f]

12/31/12	14.20	.30	1.71	2.01	(.11)	—	(.11)	16.10	14.20	71,616	1.14	1.96	200 [f]

12/31/11	14.88	.29	(.32)	(.03)	(.65)	—	(.65)	14.20	(.42)	70,624	1.13	2.02	131 [f]

12/31/10	13.72	.35	1.60	1.95	(.79)	—	(.79)	14.88	14.69	79,537	1.12 [h]	2.50	159 [f]

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

December 31, 2013	376%

December 31, 2012	409

December 31, 2011	372

December 31, 2010	435

g Amount represents less than $0.01 per share.

h Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.05% of average net assets for the period ended December 31, 2010.

The accompanying notes are an integral part of these financial statements.

40 Putnam VT Global Asset Allocation Fund

Notes to financial statements 6/30/15 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2015 through June 30, 2015.

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek long-term return consistent with preservation of capital. The fund invests mainly in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. Putnam Management may also select other investments that do not fall within these asset classes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Putnam VT Global Asset Allocation Fund 41

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a

42 Putnam VT Global Asset Allocation Fund

clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $110,129 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and

Putnam VT Global Asset Allocation Fund 43

foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $209,965 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $1,823,920 and the value of securities loaned amounted to $1,791,466.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

The aggregate identified cost on a tax basis is $175,159,103, resulting in gross unrealized appreciation and depreciation of $19,316,054 and $4,132,892, respectively, or net unrealized appreciation of $15,183,162.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 45.5% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

Putnam Management has contractually agreed, through April 30, 2017, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% (0.10% prior to January 1, 2015) of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$45,010
Class IB	17,548

Total	$62,558

44 Putnam VT Global Asset Allocation Fund

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were not reduced under the expense offset arrangements and were reduced by $1,626 under the brokerage/ service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $103, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$62,392

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including
TBA commitments (Long-term)	$281,284,436	$291,356,183

U.S. government securities (Long-term)	—	—

Total	$281,284,436	$291,356,183

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option
	contract amounts	premiums

Written options outstanding at
beginning of the reporting period	$218,000	$38,821

Options opened	—	—

Options exercised	—	—

Options expired	—	—

Options closed	—	—

Written options outstanding at
end of the reporting period	$218,000	$38,821

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/15		Year ended 12/31/14		Six months ended 6/30/15		Year ended 12/31/14

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	36,263	$673,401	52,604	$985,121	105,082	$1,922,497	97,376	$1,833,058

Shares issued in connection with
reinvestment of distributions	835,996	14,721,898	510,351	9,099,562	319,544	5,687,888	198,879	3,577,830

	872,259	15,395,299	562,955	10,084,683	424,626	7,610,385	296,255	5,410,888

Shares repurchased	(698,341)	(13,238,375)	(1,169,382)	(21,759,463)	(384,562)	(7,120,087)	(707,558)	(13,244,947)

Net increase (decrease)	173,918	$2,156,924	(606,427)	$(11,674,780)	40,064	$490,298	(411,303)	$(7,834,059)

Note 5 — Affiliated transactions

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Fair value at the beginning of				Fair value at the end of the
Name of affiliate	the reporting period	Purchase cost	Sale proceeds	Investment income	reporting period

Putnam Money Market Liquidity Fund *	$—	$154,000	$154,000	$16	$—

Putnam Short Term Investment Fund *	35,469,696	16,256,085	23,151,159	13,954	28,574,622

Totals	$35,469,696	$16,410,085	$23,305,159	$13,970	$28,574,622

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Putnam VT Global Asset Allocation Fund 45

Note 7 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$—*

Written swap option contracts (contract amount) (Note 3)	$220,000

Futures contracts (number of contracts)	400

Forward currency contracts (contract amount)	$52,400,000

Centrally cleared interest rate swap contracts (notional)	$25,200,000

OTC total return swap contracts (notional)	$19,700,000

OTC credit default contracts (notional)	$820,000

Centrally cleared credit default contracts (notional)	$5,800,000

Warrants (number of warrants)	6,000

* For the reporting period, there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables, Net assets —
	Unrealized appreciation	$376,431*	Payables	$5,220

Foreign exchange contracts	Receivables	288,901	Payables	394,065

Equity contracts	Investments, Receivables, Net		Payables, Net assets —
	assets — Unrealized appreciation	354,893*	Unrealized depreciation	372,057*

Interest rate contracts	Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	57,303*	Unrealized depreciation	246,840*

Total		$1,077,528		$1,018,182

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments				Forward currency
under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$14,550	$14,550

Foreign exchange contracts	—	—	—	964,441	—	$964,441

Equity contracts	(1,586)	(645)	895,379	—	(48,327)	$844,821

Interest rate contracts	—	(6,338)	294,438	—	(49,718)	$238,382

Total	$(1,586)	$(6,983)	$1,189,817	$964,441	$(83,495)	$2,062,194

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments				Forward currency
under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(54,769)	$(54,769)

Foreign exchange contracts	—	—	—	(521,100)	—	$(521,100)

Equity contracts	5,241	—	(184,063)	—	(24,211)	$(203,033)

Interest rate contracts	—	3,880	(288,767)	—	(15,501)	$(300,388)

Total	$5,241	$3,880	$(472,830)	$(521,100)	$(94,481)	$(1,079,290)

46 Putnam VT Global Asset Allocation Fund

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Putnam VT Global Asset Allocation Fund 47

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N. A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N. A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

Centrally cleared interest rate
swap contracts§	$—	$—	$104,247	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$104,247

OTC Total return swap contracts*#	—	1,018	—	140,280	475	—	184	—	—	—	—	—	—	—	141,957

OTC Credit default contracts*#	—	138	—	—	865	—	208	—	—	—	—	—	—	—	1,211

Centrally cleared credit
default contracts§	—	—	29,404	—	—	—	—	—	—	—	—	—	—	—	29,404

Futures contracts§	—	—	—	—	—	—	—	—	—	27,039	—	—	—	—	27,039

Forward currency contracts#	10,920	28,896	—	68,987	29,393	17,908	7,239	10,396	21,589	—	20,583	21,398	48,701	2,891	288,901

Total Assets	$10,920	$30,052	$133,651	$209,267	$30,733	$17,908	$7,631	$10,396	$21,589	$27,039	$20,583	$21,398	$48,701	$2,891	$592,759

Liabilities:

Centrally cleared interest rate
swap contracts§	—	—	101,234	—	—	—	—	—	—	—	—	—	—	—	101,234

OTC Total return swap contracts*#	—	192	—	165,703	—	—	—	—	—	—	—	—	—	—	165,895

OTC Credit default contracts*#	274	70	—	—	3,963	—	913	—	—	—	—	—	—	—	5,220

Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Futures contracts§	—	—	—	—	—	—	—	—	—	25,227	—	—	—	—	25,227

Forward currency contracts#	49,777	19,086	—	52,123	30,988	21,769	12,700	64,800	52,731	—	21,420	23,402	12,040	33,229	394,065

Written swap options #	—	—	—	—	—	—	—	—	29,489	—	—	—	—	—	29,489

Total Liabilities	$50,051	$19,348	$101,234	$217,826	$34,951	$21,769	$13,613	$64,800	$82,220	$25,227	$21,420	$23,402	$12,040	$33,229	$721,130

Total Financial and Derivative
Net Assets	$(39,131)	$10,704	$32,417	$(8,559)	$(4,218)	$(3,861)	$(5,982)	$(54,404)	$(60,631)	$1,812	$(837)	$(2,004)	$36,661	$(30,338)	$(128,371)

Total collateral received (pledged)† ##	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$36,661	$—

Net amount	$(39,131)	$10,704	$32,417	$(8,559)	$(4,218)	$(3,861)	$(5,982)	$(54,404)	$(60,631)	$1,812	$(837)	$(2,004)	$—	$(30,338)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
† Additional collateral may be required from certain brokers based on individual agreements.
# Covered by master netting agreement (Note 1).
## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

48 Putnam VT Global Asset Allocation Fund	Putnam VT Global Asset Allocation Fund 49

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”), the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2015, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided, as well as supplemental information provided in response to additional requests made by the Contract Committee. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2015, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 19, 2015 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2015. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not attempted to evaluate PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.) The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the continued application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements were implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to shareholders.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 32 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation

50 Putnam VT Global Asset Allocation Fund

applicable to your fund and all but two of the other open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management, sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. (“Lipper”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the third quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2014 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2014 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2014 was a year of strong competitive performance for many of the Putnam funds, with generally strong results for the U.S. equity, money market and global asset allocation funds, but relatively mixed results for the international and global equity and fixed income funds. They noted that the longer-term performance of the Putnam funds continued to be strong, exemplified by the fact that the Putnam funds were recognized by Barron’s as the sixth-best performing mutual fund complex for the five-year period ended December 31, 2014. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2014 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

For purposes of evaluating investment performance, the Trustees generally focus on competitive industry rankings for the one-year, three-year and five-year periods. For a number of Putnam funds with relatively unique investment mandates for which meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on comparisons of fund returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — Mixed-Asset Target Allocation Moderate Funds) for the one-year, three-year and five-year periods ended December 31, 2014 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

Putnam VT Global Asset Allocation Fund 51

One-year period	Three-year period	Five-year period

1st	1st	1st

For each of the one-year, three-year and five-year periods ended December 31, 2014, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2014, there were 225, 174 and 150 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.) The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used primarily to acquire brokerage and research services that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services.

52 Putnam VT Global Asset Allocation Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		Katinka Domotorffy
57–59 St James’s Street	Custodian	John A. Hill
London, England SW1A 1LD	State Street Bank and Trust Company	Paul L. Joskow
Kenneth R. Leibler
Investment Sub-Advisor	Legal Counsel	Robert E. Patterson
The Putnam Advisory Company, LLC	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109		W. Thomas Stephens

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Global Asset Allocation Fund 53

This report has been prepared for the shareholders	H505
of Putnam VT Global Asset Allocation Fund.	VTSA062 295644 8/15

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 28, 2015